JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT C

Annual Report

To

Contract Owners

December 31, 2020

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life Annuity Account C:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account C (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 for each of the years in the four-year period ended December 31, 2020 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its contract in its owners’ equity for each of the years or periods listed in the Appendix, and the financial highlights for each of the years in the four-year period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 6 for the year ended December 31, 2016, were audited by other independent registered public accountants whose report, dated April 24, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statements of operations for the year then ended, and the statements changes in contract owners’ equity for each of the years in the two-year period then ended.

ALGER PORTFOLIOS

Alger Small Cap Growth (AASCO)

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB Growth and Income Class A (ALVGIA)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG) (1)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Large Company Value I (ACVLVI)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

FEDERATED HERMES INSURANCE SERIES

Federated Hermes High Income Bond II (FHIB) (1)

Federated Hermes Kaufmann II (FVK2S) (1)

Federated Hermes Managed Volatility II (FVU2) (1)

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)

Guggenheim Rydex US Government Money Market (GVRUGM)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

2

Guggenheim Rydex Japan 2X Strategy (RLCJ)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex Commodities Strategy (RVCMD)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)

Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)

INVESCO V. I.

Invesco V.I. Value Opportunities II (AVBV2)

Invesco V.I. Core Equity I (AVGI)

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Mid Cap Core Equity II (IVMCC2)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

JANUS ASPEN SERIES (1)

Janus Henderson Balanced - Inst (JABIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

Janus Henderson Mid Cap Value - Inst (JMCVIN)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity (LZREMS)

Lazard Retirement International Equity (LZRIES)

Lazard Retirement US Small-Mid Cap Equity (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LMCBV Large Cap Growth I (LVCLGI)

3

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Dividend Growth (LOVCDG) (1)

Lord Abbett Growth and Income (LOVGI)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

Neuberger Berman AMT Short Duration Bond (AMTB)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Power Dividend Index (NOVPDI)

Ntrn Lts Power Momentum (NOVPM)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Short-Term - Admin (PVSTA)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

THIRD AVENUE FFI STRATEGIES

Third Avenue FFI Strategies Portfolio (TAVV) (1)

VANECK VIP

VanEck Emerging Markets Bond (VWBF) (1)

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Initial Cl (VWHA)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

Wells Fargo VT Opportunity (SVOF)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

BNY MELLON FUNDS

BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to December 24, 2019 (liquidation).

LAZARD RETIREMENT SERIES FUND

Lazard Retirement US Strategic Equity Portfolio (LZRUSE)

4

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020 and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AASCO	66,151	$1,671,648	$2,962,228	$-	$2,962,228	$2	$2,962,226	$2,962,226	$-	$2,962,226
ALCAI2	78,818	6,208,682	7,877,820	-	7,877,820	5	7,877,815	7,877,815	-	7,877,815
ALCGI2	27,585	1,720,658	2,576,712	4	2,576,716	-	2,576,716	2,576,716	-	2,576,716
ALMGI2	31,989	676,171	1,063,301	-	1,063,301	-	1,063,301	1,063,301	-	1,063,301
ALVGIA	2,587	76,087	74,951	-	74,951	1	74,950	74,950	-	74,950
ACVB	21,521	150,784	187,875	10	187,885	-	187,885	187,885	-	187,885
ACVI	39,787	414,671	560,995	2	560,997	-	560,997	560,997	-	560,997
ACVIG	15,656	139,665	160,940	-	160,940	1	160,939	160,939	-	160,939
ACVIP2	3,031	30,754	33,611	4	33,615	-	33,615	33,615	-	33,615
ACVLVI	328	4,645	5,319	1	5,320	-	5,320	5,320	-	5,320
ACVU1	7,527	163,539	206,835	-	206,835	17	206,818	206,818	-	206,818
ACVV	80,799	667,980	902,520	-	902,520	1	902,519	902,519	-	902,519
PIHYB2	1,868	17,289	17,126	3	17,129	-	17,129	17,129	-	17,129
PIVEI2	6,662	109,381	105,185	-	105,185	1	105,184	105,184	-	105,184
PIVF2	9,988	159,254	169,496	1	169,497	-	169,497	169,497	-	169,497
PIVMV2	2,100	33,287	37,260	7	37,267	-	37,267	37,267	-	37,267
PIVSI2	3,787	38,602	40,408	1	40,409	-	40,409	40,409	-	40,409
DSIF	158,784	6,831,900	10,205,030	-	10,205,030	-	10,205,030	10,172,809	32,221	10,205,030
DSRG	58,312	2,100,256	2,754,645	4	2,754,649	-	2,754,649	2,754,649	-	2,754,649
DVSCS	19,902	363,124	379,335	14	379,349	-	379,349	379,349	-	379,349
CLVGT2	9,693	168,608	273,936	-	273,936	1	273,935	273,814	121	273,935
FHIB	51,441	329,854	329,737	-	329,737	-	329,737	329,737	-	329,737
FVK2S	17,106	305,644	404,568	12	404,580	-	404,580	404,580	-	404,580
FVU2	13,772	138,908	152,733	1	152,734	-	152,734	152,734	-	152,734
GVR2XS	544	49,520	148,896	-	148,896	9	148,887	148,887	-	148,887
GVRUGM	4,834	4,833	4,834	-	4,834	1	4,833	4,833	-	4,833
RAF	12	300	292	-	292	-	292	292	-	292
RBF	1,337	122,608	143,025	6	143,031	-	143,031	143,031	-	143,031
RBKF	29	2,364	2,547	4	2,551	-	2,551	2,551	-	2,551
RBMF	1,256	92,740	111,808	8	111,816	-	111,816	111,816	-	111,816
RCPF	1,862	120,527	131,986	7	131,993	-	131,993	131,993	-	131,993
RELF	396	36,635	64,260	19	64,279	-	64,279	64,279	-	64,279
RENF	842	164,358	96,842	-	96,842	3	96,839	96,839	-	96,839
RESF	500	218,700	94,178	1	94,179	-	94,179	94,179	-	94,179
RFSF	258	19,457	22,049	-	22,049	9	22,040	22,040	-	22,040
RHCF	1,450	91,572	125,328	-	125,328	12	125,316	125,316	-	125,316
RINF	19	2,977	3,158	-	3,158	24	3,134	3,134	-	3,134

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RJNF	-	8	5	-	5	-	5	5	-	5
RLCE	192	18,016	20,356	1	20,357	-	20,357	20,357	-	20,357
RLCJ	207	16,426	24,593	6	24,599	-	24,599	24,599	-	24,599
RLF	2	174	216	-	216	8	208	208	-	208
RMED	201	37,101	41,223	1	41,224	-	41,224	41,224	-	41,224
RMEK	544	33,724	48,839	-	48,839	2	48,837	48,837	-	48,837
RNF	87	9,110	12,519	19	12,538	-	12,538	12,538	-	12,538
ROF	14,849	580,219	932,503	-	932,503	29	932,474	932,474	-	932,474
RPMF	11,018	470,567	520,716	-	520,716	-	520,716	520,716	-	520,716
RREF	598	21,182	22,884	-	22,884	2	22,882	22,882	-	22,882
RRF	1	95	145	12	157	-	157	157	-	157
RTEC	231	29,440	42,569	9	42,578	-	42,578	42,578	-	42,578
RTF	832	185,678	262,476	21	262,497	-	262,497	262,497	-	262,497
RTRF	1	102	143	17	160	-	160	160	-	160
RUF	14	1,445	590	-	590	2	588	588	-	588
RUGB	834	36,704	34,689	1	34,690	-	34,690	34,690	-	34,690
RUTL	1,814	49,606	56,100	-	56,100	15	56,085	56,085	-	56,085
RVARS	22	517	555	-	555	3	552	552	-	552
RVCMD	169	10,498	10,565	-	10,565	-	10,565	10,565	-	10,565
RVF	14,274	1,379,801	2,019,887	33	2,019,920	-	2,019,920	2,019,920	-	2,019,920
RVIMC	-	12	6	-	6	-	6	6	-	6
RVLCG	4,919	228,376	271,379	-	271,379	15	271,364	271,364	-	271,364
RVLCV	497	28,389	23,211	7	23,218	-	23,218	23,218	-	23,218
RVLDD	469	62,055	69,327	-	69,327	9	69,318	69,318	-	69,318
RVMCG	390	13,478	17,658	13	17,671	-	17,671	17,671	-	17,671
RVSCG	199	11,315	12,076	14	12,090	-	12,090	12,090	-	12,090
RVSDL	-	4	3	3	6	-	6	6	-	6
RVWDL	-	14	13	-	13	1	12	12	-	12
AVGI	2,857	97,356	86,933	-	86,933	3	86,930	86,930	-	86,930
AVHY1	19,520	105,935	102,674	-	102,674	5	102,669	58,730	43,939	102,669
IVDDI	5,279	130,786	135,783	-	135,783	2	135,781	135,781	-	135,781
IVGMMI	1,469,011	1,469,011	1,469,011	-	1,469,011	2	1,469,009	1,463,732	5,277	1,469,009
IVHS	2,042	52,742	68,810	-	68,810	-	68,810	68,810	-	68,810
IVMCC2	2,585	30,946	26,475	-	26,475	2	26,473	26,473	-	26,473
IVRE	39,444	653,772	579,435	1	579,436	-	579,436	579,436	-	579,436
IVT	6,964	181,032	254,527	-	254,527	-	254,527	254,527	-	254,527
JABIN	23,124	772,551	1,007,735	1	1,007,736	-	1,007,736	1,007,736	-	1,007,736

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JAEI	70,413	4,485,846	6,633,630	3	6,633,633	-	6,633,633	6,633,633	-	6,633,633
JAFRIN	10,192	426,878	580,916	-	580,916	1	580,915	580,915	-	580,915
JAGRIN	98,788	3,313,969	6,284,910	2	6,284,912	-	6,284,912	6,282,446	2,466	6,284,912
JAIG	25,486	776,120	973,823	-	973,823	1	973,822	973,822	-	973,822
JARIN	122,399	3,903,310	6,040,406	-	6,040,406	4	6,040,402	6,008,482	31,920	6,040,402
JMCVIN	3,624	57,138	58,130	-	58,130	4	58,126	58,126	-	58,126
LZREMS	18,799	384,194	397,223	12	397,235	-	397,235	396,673	562	397,235
LZRIES	10,188	102,528	108,196	-	108,196	10	108,186	108,186	-	108,186
LZRUSM	28,872	454,539	469,754	1	469,755	-	469,755	469,755	-	469,755
LPVCAI	488	13,122	14,646	9	14,655	-	14,655	14,655	-	14,655
LPVCII	1,826	32,088	40,366	8	40,374	-	40,374	40,374	-	40,374
LVCLGI	4,892	125,172	184,542	17	184,559	-	184,559	183,817	742	184,559
SBVHY	7,156	53,887	53,169	7	53,176	-	53,176	53,176	-	53,176
LOVCDG	23,631	360,519	423,712	-	423,712	3	423,709	423,709	-	423,709
LOVGI	12,685	433,384	443,215	2	443,217	-	443,217	443,217	-	443,217
AMCG	317	7,876	12,621	3	12,624	-	12,624	12,624	-	12,624
AMRI	2,929	40,264	45,105	-	45,105	1	45,104	45,104	-	45,104
AMSRS	14,915	389,299	457,740	3	457,743	-	457,743	457,743	-	457,743
AMTB	19,624	214,701	209,579	-	209,579	-	209,579	209,579	-	209,579
NOVPDI	213,962	3,556,431	2,783,650	-	2,783,650	-	2,783,650	2,770,977	12,673	2,783,650
NOVPM	1,907,495	45,335,650	48,354,995	3	48,354,998	-	48,354,998	48,069,205	285,793	48,354,998
PMVAAA	2,465	25,901	27,286	-	27,286	2	27,284	27,284	-	27,284
PMVEBA	2,772	37,636	37,259	-	37,259	7	37,252	37,252	-	37,252
PMVFHA	420	4,571	4,723	-	4,723	8	4,715	4,715	-	4,715
PMVGBA	2,717	31,791	33,116	-	33,116	8	33,108	33,108	-	33,108
PMVHYA	11,938	92,917	95,620	-	95,620	2	95,618	95,618	-	95,618
PMVLDA	8,216	85,045	85,279	-	85,279	2	85,277	85,277	-	85,277
PMVLGA	16,691	235,243	246,525	9	246,534	-	246,534	246,534	-	246,534
PMVRRA	36,728	461,274	511,253	-	511,253	1	511,252	511,252	-	511,252
PMVRSA	2	14	14	-	14	2	12	12	-	12
PMVTRA	50,119	559,291	580,884	1	580,885	-	580,885	580,885	-	580,885
PVSTA	6,587	67,990	68,639	5	68,644	-	68,644	68,644	-	68,644
ROCMC	24,503	256,014	291,830	1	291,831	-	291,831	291,831	-	291,831
ROCSC	31,165	249,721	230,935	-	230,935	1	230,934	230,934	-	230,934
TAVV	16,613	256,924	253,682	-	253,682	-	253,682	253,682	-	253,682
VWBF	1,872	15,709	16,534	-	16,534	1	16,533	16,533	-	16,533
VWEM	27,369	369,783	462,265	2	462,267	-	462,267	462,267	-	462,267

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
VWHA	4,916	105,465	110,520	-	110,520	1	110,519	110,519	-	110,519
SVDF	19,935	614,101	971,438	19	971,457	-	971,457	971,457	-	971,457
SVOF	29,467	726,143	873,110	4	873,114	-	873,114	873,114	-	873,114

Total (unaudited)			$120,079,638	$379	$120,080,017	$246	$120,079,771	$119,664,057	$415,714	$120,079,771

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	AASCO	ALCAI2	ALCGI2	ALMGI2	ALVGIA	ACVB	ACVI
Reinvested dividends	$768,776	24,690	-	3,656	-	1,034	2,053	2,725
Mortality and expense risk charges (note 2)	(973,017)	(24,953)	(64,052)	(19,413)	(7,489)	(670)	(1,746)	(5,323)

Net investment income (loss)	(204,241)	(263)	(64,052)	(15,757)	(7,489)	364	307	(2,598)

Realized gain (loss) on investments	2,885,157	144,117	46,514	49,459	29,452	460	745	51,453
Change in unrealized gain (loss) on investments	997,300	998,892	1,237,595	658,925	260,693	(4,220)	12,162	61,139

Net gain (loss) on investments	3,882,457	1,143,009	1,284,109	708,384	290,145	(3,760)	12,907	112,592

Reinvested capital gains	8,055,451	165,644	1,005,424	326,868	115,039	3,518	6,071	8,218

Net increase (decrease) in contract owners’ equity resulting from operations	$11,733,667	1,308,390	2,225,481	1,019,495	397,695	122	19,285	118,212

Investment Activity:	ACVIG	ACVIP2	ACVLVI	ACVU1	ACVV	PIHYB2	PIVEI2	PIVF2
Reinvested dividends	$2,770	442	181	-	18,391	821	2,192	716
Mortality and expense risk charges (note 2)	(1,568)	(327)	(98)	(1,269)	(7,955)	(159)	(911)	(1,453)

Net investment income (loss)	1,202	115	83	(1,269)	10,436	662	1,281	(737)

Realized gain (loss) on investments	10,906	85	(458)	8,792	41,632	(20)	(28,646)	(4,362)
Change in unrealized gain (loss) on investments	(9,616)	2,461	(81)	32,680	(79,720)	(478)	26,863	24,141

Net gain (loss) on investments	1,290	2,546	(539)	41,472	(38,088)	(498)	(1,783)	19,779

Reinvested capital gains	9,141	-	101	10,015	21,044	-	3,896	12,039

Net increase (decrease) in contract owners’ equity resulting from operations	$11,633	2,661	(355)	50,218	(6,608)	164	3,394	31,081

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PIVMV2	PIVSI2	DSIF	DSRG	DVSCS	CLVGT2	FHIB	FVK2S
Reinvested dividends	$308	1,695	142,107	25,472	3,346	-	18,494	-
Mortality and expense risk charges (note 2)	(286)	(517)	(89,773)	(23,681)	(3,085)	(1,967)	(3,220)	(3,489)

Net investment income (loss)	22	1,178	52,334	1,791	261	(1,967)	15,274	(3,489)

Realized gain (loss) on investments	(2,083)	(426)	401,822	21,824	(8,071)	(1,140)	(4,730)	3,337
Change in unrealized gain (loss) on investments	4,784	1,914	487,239	462,769	22,358	83,003	5,307	51,099

Net gain (loss) on investments	2,701	1,488	889,061	484,593	14,287	81,863	577	54,436

Reinvested capital gains	1,049	172	558,156	27,642	19,053	17,249	-	34,167

Net increase (decrease) in contract owners’ equity resulting from operations	$3,772	2,838	1,499,551	514,026	33,601	97,145	15,851	85,114

Investment Activity:	FVU2	GVR2XS	GVRUGM	RAF	RBF	RBKF	RBMF	RCPF
Reinvested dividends	$3,559	595	5	-	-	21	1,185	1,062
Mortality and expense risk charges (note 2)	(1,414)	(815)	(59)	(1)	(1,348)	(21)	(921)	(1,428)

Net investment income (loss)	2,145	(220)	(54)	(1)	(1,348)	-	264	(366)

Realized gain (loss) on investments	(60)	(28,069)	-	-	(2,199)	(2)	(1,821)	(1,956)
Change in unrealized gain (loss) on investments	(1,827)	95,743	-	(8)	9,946	(261)	15,782	3,941

Net gain (loss) on investments	(1,887)	67,674	-	(8)	7,747	(263)	13,961	1,985

Reinvested capital gains	-	-	-	-	9,721	-	759	1,660

Net increase (decrease) in contract owners’ equity resulting from operations	$258	67,454	(54)	(9)	16,120	(263)	14,984	3,279

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RELF	RENF	RESF	RFSF	RHCF	RINF	RJNF	RLCE
Reinvested dividends	$-	1,564	630	191	-	-	-	314
Mortality and expense risk charges (note 2)	(463)	(1,207)	(764)	(198)	(1,137)	(1,139)	-	(180)

Net investment income (loss)	(463)	357	(134)	(7)	(1,137)	(1,139)	-	134

Realized gain (loss) on investments	1,822	(62,047)	(22,746)	202	8,245	53,910	-	1,185
Change in unrealized gain (loss) on investments	20,417	(16,303)	(24,277)	(1,353)	9,043	(8,665)	(1)	(1,493)

Net gain (loss) on investments	22,239	(78,350)	(47,023)	(1,151)	17,288	45,245	(1)	(308)

Reinvested capital gains	767	-	-	719	3,438	1,155	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,543	(77,993)	(47,157)	(439)	19,589	45,261	(1)	(174)

Investment Activity:	RLCJ	RLF	RMED	RMEK	RNF	ROF	RPMF	RREF
Reinvested dividends	$174	-	307	-	90	2,188	37,182	642
Mortality and expense risk charges (note 2)	(240)	(1)	(364)	(406)	(101)	(7,557)	(5,155)	(182)

Net investment income (loss)	(66)	(1)	(57)	(406)	(11)	(5,369)	32,027	460

Realized gain (loss) on investments	(2,666)	-	(5,822)	2,290	52	55,369	111,228	701
Change in unrealized gain (loss) on investments	6,245	30	4,794	2,208	894	159,920	17,338	(753)

Net gain (loss) on investments	3,579	30	(1,028)	4,498	946	215,289	128,566	(52)

Reinvested capital gains	-	8	1,146	1,707	1,050	87,329	-	595

Net increase (decrease) in contract owners’ equity resulting from operations	$3,513	37	61	5,799	1,985	297,249	160,593	1,003

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RRF	RTEC	RTF	RTRF	RUF	RUGB	RUTL	RVARS
Reinvested dividends	$-	-	1,281	87	5	47	970	7
Mortality and expense risk charges (note 2)	(1)	(331)	(2,038)	(395)	(7)	(705)	(547)	(5)

Net investment income (loss)	(1)	(331)	(757)	(308)	(2)	(658)	423	2

Realized gain (loss) on investments	1	4,580	815	8,385	(7)	5,714	102	1
Change in unrealized gain (loss) on investments	44	8,392	34,459	(4,075)	(195)	(3,818)	(5,019)	31

Net gain (loss) on investments	45	12,972	35,274	4,310	(202)	1,896	(4,917)	32

Reinvested capital gains	-	694	30,759	1,667	-	-	856	-

Net increase (decrease) in contract owners’ equity resulting from operations	$44	13,335	65,276	5,669	(204)	1,238	(3,638)	34

Investment Activity:	RVCMD	RVF	RVIDD	RVIMC	RVLCG	RVLCV	RVLDD	RVMCG
Reinvested dividends	$80	3,071	-	-	-	394	499	-
Mortality and expense risk charges (note 2)	(88)	(13,537)	(2)	(9)	(2,162)	(211)	(705)	(140)

Net investment income (loss)	(8)	(10,466)	(2)	(9)	(2,162)	183	(206)	(140)

Realized gain (loss) on investments	(762)	373,909	423	(1,783)	(5,004)	(1,529)	155	35
Change in unrealized gain (loss) on investments	(59)	383,365	-	9	24,715	(3,744)	(1,814)	3,528

Net gain (loss) on investments	(821)	757,274	423	(1,774)	19,711	(5,273)	(1,659)	3,563

Reinvested capital gains	-	221,164	-	-	47,763	1,513	7,250	579

Net increase (decrease) in contract owners’ equity resulting from operations	$(829)	967,972	421	(1,783)	65,312	(3,577)	5,385	4,002

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RVSCG	RVSDL	RVWDL	AVBV2	AVGI	AVHY1	IVDDI	IVGMMI
Reinvested dividends	$-	-	-	-	1,043	5,783	3,839	4,105
Mortality and expense risk charges (note 2)	(96)	-	-	(9)	(584)	(958)	(1,187)	(14,592)

Net investment income (loss)	(96)	-	-	(9)	459	4,825	2,652	(10,487)

Realized gain (loss) on investments	(55)	-	-	(2,395)	916	(539)	10,804	-
Change in unrealized gain (loss) on investments	1,164	(1)	1	1,118	(11,354)	(2,090)	(12,024)	-

Net gain (loss) on investments	1,109	(1)	1	(1,277)	(10,438)	(2,629)	(1,220)	-

Reinvested capital gains	479	-	-	-	17,993	-	3,193	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,492	(1)	1	(1,286)	8,014	2,196	4,625	(10,487)

Investment Activity:	IVHS	IVMCC2	IVRE	IVT	JABIN	JAEI	JAFRIN	JAGRIN
Reinvested dividends	$193	113	31,334	-	15,860	4,213	1,400	39,541
Mortality and expense risk charges (note 2)	(741)	(226)	(7,347)	(2,055)	(8,564)	(58,633)	(4,957)	(54,443)

Net investment income (loss)	(548)	(113)	23,987	(2,055)	7,296	(54,420)	(3,557)	(14,902)

Realized gain (loss) on investments	(1,972)	(25)	(1,649)	4,476	19,096	478,255	15,004	162,334
Change in unrealized gain (loss) on investments	10,380	(2,809)	(173,688)	57,448	73,582	171,615	113,613	544,933

Net gain (loss) on investments	8,408	(2,834)	(175,337)	61,924	92,678	649,870	128,617	707,267

Reinvested capital gains	1,470	4,874	17,502	18,999	13,274	418,719	36,249	288,936

Net increase (decrease) in contract owners’ equity resulting from operations	$9,330	1,927	(133,848)	78,868	113,248	1,014,169	161,309	981,301

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	JAIG	JARIN	JMCVIN	LZREMS	LZRIES	LZRUSM	LPVCAI	LPVCII
Reinvested dividends	$11,761	21,145	645	9,035	2,076	750	103	529
Mortality and expense risk charges (note 2)	(8,880)	(51,546)	(577)	(3,394)	(843)	(3,958)	(123)	(366)

Net investment income (loss)	2,881	(30,401)	68	5,641	1,233	(3,208)	(20)	163

Realized gain (loss) on investments	(39,348)	234,902	(1,247)	(962)	(8,868)	(4,766)	(369)	1,313
Change in unrealized gain (loss) on investments	164,176	859,373	(3,708)	(13,103)	18,211	1,949	741	427

Net gain (loss) on investments	124,828	1,094,275	(4,955)	(14,065)	9,343	(2,817)	372	1,740

Reinvested capital gains	-	413,585	1,063	-	3,042	28,664	1,211	328

Net increase (decrease) in contract owners’ equity resulting from operations	$127,709	1,477,459	(3,824)	(8,424)	13,618	22,639	1,563	2,231

Investment Activity:	LVCLGI	SBVHY	LOVCDG	LOVGI	AMCG	AMRI	AMSRS	AMTB
Reinvested dividends	$26	2,019	3,736	6,867	-	452	2,371	4,838
Mortality and expense risk charges (note 2)	(1,446)	(480)	(3,262)	(4,651)	(99)	(348)	(3,889)	(2,051)

Net investment income (loss)	(1,420)	1,539	474	2,216	(99)	104	(1,518)	2,787

Realized gain (loss) on investments	12,557	(74)	(1,700)	5,752	28	(6,998)	(2,381)	(355)
Change in unrealized gain (loss) on investments	31,919	1,701	41,409	(12,707)	3,074	10,229	55,219	2,536

Net gain (loss) on investments	44,476	1,627	39,709	(6,955)	3,102	3,231	52,838	2,181

Reinvested capital gains	6,454	-	6,629	-	511	-	16,289	-

Net increase (decrease) in contract owners’ equity resulting from operations	$49,510	3,166	46,812	(4,739)	3,514	3,335	67,609	4,968

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NOVPDI	NOVPM	PMVAAA	PMVEBA	PMVFHA	PMVGBA	PMVHYA	PMVLDA
Reinvested dividends	$149,274	78,259	1,265	1,585	272	730	4,292	1,002
Mortality and expense risk charges (note 2)	(27,417)	(348,845)	(255)	(346)	(46)	(299)	(889)	(837)

Net investment income (loss)	121,857	(270,586)	1,010	1,239	226	431	3,403	165

Realized gain (loss) on investments	(98,423)	886,932	(667)	(53)	1	(81)	(80)	(682)
Change in unrealized gain (loss) on investments	(340,805)	(6,205,120)	1,005	808	(24)	2,264	984	2,133

Net gain (loss) on investments	(439,228)	(5,318,188)	338	755	(23)	2,183	904	1,451

Reinvested capital gains	-	3,818,172	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(317,371)	(1,770,602)	1,348	1,994	203	2,614	4,307	1,616

Investment Activity:	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVSTA	ROCMC	ROCSC	TAVV
Reinvested dividends	$4,170	7,366	1	14,957	842	-	2,062	5,585
Mortality and expense risk charges (note 2)	(2,491)	(5,138)	-	(6,851)	(675)	(2,148)	(2,574)	(2,258)

Net investment income (loss)	1,679	2,228	1	8,106	167	(2,148)	(512)	3,327

Realized gain (loss) on investments	23,673	3,097	-	(21,279)	4	(840)	(74,911)	(24,304)
Change in unrealized gain (loss) on investments	(1,038)	46,278	(1)	31,863	650	54,234	27,347	(15,812)

Net gain (loss) on investments	22,635	49,375	(1)	10,584	654	53,394	(47,564)	(40,116)

Reinvested capital gains	2,386	-	-	6,645	-	3,711	3,753	1,509

Net increase (decrease) in contract owners’ equity resulting from operations	$26,700	51,603	-	25,335	821	54,957	(44,323)	(35,280)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VWBF	VWEM	VWHA	SVDF	SVOF	DVIV
Reinvested dividends	$1,074	7,842	798	-	4,227	2,153
Mortality and expense risk charges (note 2)	(146)	(3,854)	(839)	(7,937)	(9,297)	(182)

Net investment income (loss)	928	3,988	(41)	(7,937)	(5,070)	1,971

Realized gain (loss) on investments	(51)	1,210	658	42,197	33,612	(9,903)
Change in unrealized gain (loss) on investments	356	45,193	17,480	280,826	53,897	(5,640)

Net gain (loss) on investments	305	46,403	18,138	323,023	87,509	(15,543)

Reinvested capital gains	-	11,778	-	68,152	73,076	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,233	62,169	18,097	383,238	155,515	(13,572)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		AASCO		ALCAI2		ALCGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(204,241)	(22,726)	(263)	(20,533)	(64,052)	(45,724)	(15,757)	(14,718)
Realized gain (loss) on investments	2,885,157	3,851,967	144,117	(3,664)	46,514	149,213	49,459	33,060
Change in unrealized gain (loss) on investments	997,300	10,461,568	998,892	384,295	1,237,595	538,635	658,925	285,195
Reinvested capital gains	8,055,451	3,280,351	165,644	113,072	1,005,424	559,137	326,868	28,477

Net increase (decrease) in contract owners’ equity resulting from operations	11,733,667	17,571,160	1,308,390	473,170	2,225,481	1,201,261	1,019,495	332,014

Equity transactions:
Purchase payments received from contract owners (note 4)	718,126	806,141	19,617	19,393	87,930	93,552	9,559	16,129
Transfers between funds	(2,719,061)	(3,291,023)	15,457	2,718	691,558	479,264	44,007	67,762
Redemptions (notes 2, 3, and 4)	(7,628,723)	(7,130,817)	(516,756)	(55,057)	(211,391)	(281,356)	(42,471)	(171,007)
Adjustments to maintain reserves	1,341	(81)	65	(2)	130	(17)	(11)	-

Net equity transactions	(9,628,317)	(9,615,780)	(481,617)	(32,948)	568,227	291,443	11,084	(87,116)

Net change in contract owners’ equity	2,105,350	7,955,380	826,773	440,222	2,793,708	1,492,704	1,030,579	244,898
Contract owners’ equity at beginning of period	117,974,421	110,019,041	2,135,453	1,695,231	5,084,107	3,591,403	1,546,137	1,301,239

Contract owners’ equity at end of period	$120,079,771	117,974,421	2,962,226	2,135,453	7,877,815	5,084,107	2,576,716	1,546,137

CHANGE IN UNITS:
Beginning units	12,685,630	13,590,568	451,038	458,491	341,140	318,365	319,036	338,752
Units purchased	1,283,303	818,686	18,137	5,097	64,676	62,807	21,119	23,956
Units redeemed	(2,596,327)	(1,723,624)	(91,108)	(12,550)	(27,936)	(40,032)	(18,638)	(43,672)

Ending units	11,372,606	12,685,630	378,067	451,038	377,880	341,140	321,517	319,036

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALMGI2		ALVGIA		ACVB		ACVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(7,489)	(6,305)	364	182	307	925	(2,598)	(628)
Realized gain (loss) on investments	29,452	34,180	460	854	745	(416)	51,453	15,985
Change in unrealized gain (loss) on investments	260,693	51,702	(4,220)	6,077	12,162	23,776	61,139	85,341
Reinvested capital gains	115,039	68,142	3,518	7,826	6,071	3,694	8,218	29,059

Net increase (decrease) in contract owners’ equity resulting from operations	397,695	147,719	122	14,939	19,285	27,979	118,212	129,757

Equity transactions:
Purchase payments received from contract owners (note 4)	906	275	-	420	1,535	2,372	12,108	13,514
Transfers between funds	58,488	24,371	(3,444)	(15)	(2,434)	(7,033)	(125,657)	(19,809)
Redemptions (notes 2, 3, and 4)	(24,530)	(49,170)	(1,701)	(1,629)	(5,239)	(40)	(3,996)	(54,142)
Adjustments to maintain reserves	-	-	-	(1)	11	(3)	3	1

Net equity transactions	34,864	(24,524)	(5,145)	(1,225)	(6,127)	(4,704)	(117,542)	(60,436)

Net change in contract owners’ equity	432,559	123,195	(5,023)	13,714	13,158	23,275	670	69,321
Contract owners’ equity at beginning of period	630,742	507,547	79,973	66,259	174,727	151,452	560,327	491,006

Contract owners’ equity at end of period	$1,063,301	630,742	74,950	79,973	187,885	174,727	560,997	560,327

CHANGE IN UNITS:
Beginning units	108,795	112,899	26,527	26,962	7,700	7,920	207,917	231,647
Units purchased	10,834	6,991	-	156	119	134	16,866	5,661
Units redeemed	(7,105)	(11,095)	(2,082)	(591)	(387)	(354)	(57,753)	(29,391)

Ending units	112,524	108,795	24,445	26,527	7,432	7,700	167,030	207,917

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIG		ACVIP2		ACVLVI		ACVU1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,202	1,895	115	337	83	42	(1,269)	(965)
Realized gain (loss) on investments	10,906	2,530	85	(148)	(458)	172	8,792	1,972
Change in unrealized gain (loss) on investments	(9,616)	16,568	2,461	3,804	(81)	756	32,680	14,364
Reinvested capital gains	9,141	14,578	-	-	101	-	10,015	9,908

Net increase (decrease) in contract owners’ equity resulting from operations	11,633	35,571	2,661	3,993	(355)	970	50,218	25,279

Equity transactions:
Purchase payments received from contract owners (note 4)	160	520	-	-	3,312	1,440	4,746	3,765
Transfers between funds	430	(2,238)	(357)	(455)	(9,927)	9,881	40,238	21,946
Redemptions (notes 2, 3, and 4)	(41,377)	(2,697)	(1,589)	(42,862)	-	-	(1,483)	(2,181)
Adjustments to maintain reserves	-	-	4	(2)	-	(1)	(17)	-

Net equity transactions	(40,787)	(4,415)	(1,942)	(43,319)	(6,615)	11,320	43,484	23,530

Net change in contract owners’ equity	(29,154)	31,156	719	(39,326)	(6,970)	12,290	93,702	48,809
Contract owners’ equity at beginning of period	190,093	158,937	32,896	72,222	12,290	-	113,116	64,307

Contract owners’ equity at end of period	$160,939	190,093	33,615	32,896	5,320	12,290	206,818	113,116

CHANGE IN UNITS:
Beginning units	65,263	66,962	2,213	5,239	702	-	3,496	2,648
Units purchased	15,677	417	-	-	219	886	3,077	1,129
Units redeemed	(31,025)	(2,116)	(128)	(3,026)	(622)	(184)	(2,265)	(281)

Ending units	49,915	65,263	2,085	2,213	299	702	4,308	3,496

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVV		PIHYB2		PIVEI2		PIVF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$10,436	9,849	662	716	1,281	1,095	(737)	(326)
Realized gain (loss) on investments	41,632	30,374	(20)	(714)	(28,646)	(741)	(4,362)	(1,738)
Change in unrealized gain (loss) on investments	(79,720)	108,814	(478)	2,529	26,863	(10,703)	24,141	15,788
Reinvested capital gains	21,044	50,125	-	-	3,896	34,020	12,039	20,009

Net increase (decrease) in contract owners’ equity resulting from operations	(6,608)	199,162	164	2,531	3,394	23,671	31,081	33,733

Equity transactions:
Purchase payments received from contract owners (note 4)	16,832	18,361	-	-	678	-	744	1,030
Transfers between funds	(27,789)	(9,947)	-	-	18,861	(106,398)	(4,363)	1,575
Redemptions (notes 2, 3, and 4)	(45,691)	(36,788)	-	(8,760)	(7,675)	-	(5,093)	(2,788)
Adjustments to maintain reserves	64	(2)	3	(1)	(3)	1	1	1

Net equity transactions	(56,584)	(28,376)	3	(8,761)	11,861	(106,397)	(8,711)	(182)

Net change in contract owners’ equity	(63,192)	170,786	167	(6,230)	15,255	(82,726)	22,370	33,551
Contract owners’ equity at beginning of period	965,711	794,925	16,962	23,192	89,929	172,655	147,127	113,576

Contract owners’ equity at end of period	$902,519	965,711	17,129	16,962	105,184	89,929	169,497	147,127

CHANGE IN UNITS:
Beginning units	186,050	192,612	832	1,287	30,186	71,855	55,994	56,075
Units purchased	6,662	5,367	-	-	16,719	-	276	1,168
Units redeemed	(18,789)	(11,929)	-	(455)	(11,149)	(41,669)	(3,707)	(1,249)

Ending units	173,923	186,050	832	832	35,756	30,186	52,563	55,994

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PIVMV2		PIVSI2		DSIF		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$22	12	1,178	624	52,334	60,371	1,791	10,775
Realized gain (loss) on investments	(2,083)	(36)	(426)	(26)	401,822	279,333	21,824	71,657
Change in unrealized gain (loss) on investments	4,784	3,658	1,914	1,749	487,239	1,411,367	462,769	469,006
Reinvested capital gains	1,049	1,391	172	-	558,156	417,581	27,642	73,284

Net increase (decrease) in contract owners’ equity resulting from operations	3,772	5,025	2,838	2,347	1,499,551	2,168,652	514,026	624,722

Equity transactions:
Purchase payments received from contract owners (note 4)	284	-	2,923	1,664	29,927	41,785	8,511	10,573
Transfers between funds	9,430	-	1,917	24,961	(151,627)	(175,121)	(38,473)	(85,829)
Redemptions (notes 2, 3, and 4)	-	-	(20,841)	-	(355,236)	(262,100)	(53,191)	(225,698)
Adjustments to maintain reserves	8	2	-	1	274	(14)	26	(27)

Net equity transactions	9,722	2	(16,001)	26,626	(476,662)	(395,450)	(83,127)	(300,981)

Net change in contract owners’ equity	13,494	5,027	(13,163)	28,973	1,022,889	1,773,202	430,899	323,741
Contract owners’ equity at beginning of period	23,773	18,746	53,572	24,599	9,182,141	7,408,939	2,323,750	2,000,009

Contract owners’ equity at end of period	$37,267	23,773	40,409	53,572	10,205,030	9,182,141	2,754,649	2,323,750

CHANGE IN UNITS:
Beginning units	1,073	1,073	3,185	1,585	1,285,846	1,344,877	436,824	500,110
Units purchased	1,169	-	308	1,858	52,389	29,126	3,365	7,484
Units redeemed	(574)	-	(1,233)	(258)	(113,157)	(88,157)	(18,881)	(70,770)

Ending units	1,668	1,073	2,260	3,185	1,225,078	1,285,846	421,308	436,824

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DVSCS		CLVGT2		FHIB		FVK2S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$261	(554)	(1,967)	(1,506)	15,274	15,749	(3,489)	(3,220)
Realized gain (loss) on investments	(8,071)	22,408	(1,140)	974	(4,730)	(3,733)	3,337	4,978
Change in unrealized gain (loss) on investments	22,358	22,869	83,003	36,167	5,307	26,794	51,099	54,076
Reinvested capital gains	19,053	28,395	17,249	25,068	-	-	34,167	32,098

Net increase (decrease) in contract owners’ equity resulting from operations	33,601	73,118	97,145	60,703	15,851	38,810	85,114	87,932

Equity transactions:
Purchase payments received from contract owners (note 4)	4,515	5,149	1,318	1,757	2,681	1,819	438	300
Transfers between funds	(12,616)	(120,712)	(2,636)	5,895	(376)	19,897	4,048	(12,633)
Redemptions (notes 2, 3, and 4)	(345)	(668)	(127)	(3,853)	(13,356)	(28,290)	(13,106)	(37,302)
Adjustments to maintain reserves	14	(1)	(2)	(2)	(1)	1	13	-

Net equity transactions	(8,432)	(116,232)	(1,447)	3,797	(11,052)	(6,573)	(8,607)	(49,635)

Net change in contract owners’ equity	25,169	(43,114)	95,698	64,500	4,799	32,237	76,507	38,297
Contract owners’ equity at beginning of period	354,180	397,294	178,237	113,737	324,938	292,701	328,073	289,776

Contract owners’ equity at end of period	$379,349	354,180	273,935	178,237	329,737	324,938	404,580	328,073

CHANGE IN UNITS:
Beginning units	10,827	14,695	66,199	63,546	83,469	85,266	11,087	12,945
Units purchased	662	1,118	66,337	13,036	6,837	7,619	294	11
Units redeemed	(902)	(4,986)	(62,047)	(10,383)	(9,281)	(9,416)	(633)	(1,869)

Ending units	10,587	10,827	70,489	66,199	81,025	83,469	10,748	11,087

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVU2		GVR2XS		GVRUGM		RAF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,145	1,987	(220)	(366)	(54)	(10)	(1)	-
Realized gain (loss) on investments	(60)	(652)	(28,069)	(15,625)	-	-	-	(448)
Change in unrealized gain (loss) on investments	(1,827)	26,937	95,743	40,061	-	-	(8)	412
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	258	28,272	67,454	24,070	(54)	(10)	(9)	(36)

Equity transactions:
Purchase payments received from contract owners (note 4)	7,151	8,107	-	-	-	-	-	-
Transfers between funds	-	(44,795)	28,817	(33,545)	(1,952)	(281)	301	(354)
Redemptions (notes 2, 3, and 4)	(7,357)	(8,429)	-	-	(691)	(1,382)	-	-
Adjustments to maintain reserves	10	11	(9)	1	(1)	-	-	2

Net equity transactions	(196)	(45,106)	28,808	(33,544)	(2,644)	(1,663)	301	(352)

Net change in contract owners’ equity	62	(16,834)	96,262	(9,474)	(2,698)	(1,673)	292	(388)
Contract owners’ equity at beginning of period	152,672	169,506	52,625	62,099	7,531	9,204	-	388

Contract owners’ equity at end of period	$152,734	152,672	148,887	52,625	4,833	7,531	292	-

CHANGE IN UNITS:
Beginning units	46,639	61,438	2,900	4,985	7,869	9,605	-	342
Units purchased	2,362	2,885	8,713	1,788	-	-	587	-
Units redeemed	(2,290)	(17,684)	(4,543)	(3,873)	(2,771)	(1,736)	-	(342)

Ending units	46,711	46,639	7,070	2,900	5,098	7,869	587	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RBF		RBKF		RBMF		RCPF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,348)	(1,357)	-	65	264	(1,202)	(366)	(159)
Realized gain (loss) on investments	(2,199)	10,145	(2)	2,266	(1,821)	818	(1,956)	187
Change in unrealized gain (loss) on investments	9,946	17,636	(261)	1,369	15,782	16,559	3,941	37,257
Reinvested capital gains	9,721	3,305	-	-	759	5,459	1,660	434

Net increase (decrease) in contract owners’ equity resulting from operations	16,120	29,729	(263)	3,700	14,984	21,634	3,279	37,719

Equity transactions:
Purchase payments received from contract owners (note 4)	7,349	2,520	-	-	2,109	2,974	286	861
Transfers between funds	(1,397)	(33,650)	-	(24,599)	(17,725)	100	(73,076)	(232)
Redemptions (notes 2, 3, and 4)	(895)	(14,708)	-	(653)	(3,837)	(14,975)	(45)	(22,282)
Adjustments to maintain reserves	6	-	3	2	8	2	6	-

Net equity transactions	5,063	(45,838)	3	(25,250)	(19,445)	(11,899)	(72,829)	(21,653)

Net change in contract owners’ equity	21,183	(16,109)	(260)	(21,550)	(4,461)	9,735	(69,550)	16,066
Contract owners’ equity at beginning of period	121,848	137,957	2,811	24,361	116,277	106,542	201,543	185,477

Contract owners’ equity at end of period	$143,031	121,848	2,551	2,811	111,816	116,277	131,993	201,543

CHANGE IN UNITS:
Beginning units	3,017	4,217	305	3,356	4,907	5,406	6,712	7,481
Units purchased	1,245	320	-	-	105	141	31	31
Units redeemed	(1,313)	(1,520)	-	(3,051)	(1,032)	(640)	(2,616)	(800)

Ending units	2,949	3,017	305	305	3,980	4,907	4,127	6,712

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RELF		RENF		RESF		RFSF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(463)	(353)	357	(1,641)	(134)	(1,474)	(7)	(31)
Realized gain (loss) on investments	1,822	(58)	(62,047)	(12,254)	(22,746)	(47,645)	202	708
Change in unrealized gain (loss) on investments	20,417	12,892	(16,303)	27,457	(24,277)	50,213	(1,353)	3,575
Reinvested capital gains	767	415	-	-	-	-	719	892

Net increase (decrease) in contract owners’ equity resulting from operations	22,543	12,896	(77,993)	13,562	(47,157)	1,094	(439)	5,144

Equity transactions:
Purchase payments received from contract owners (note 4)	1,980	1,920	5,156	5,553	11,827	10,925	-	351
Transfers between funds	(7,219)	8,398	(9,135)	(16,959)	(3,276)	(18,106)	(1,015)	(903)
Redemptions (notes 2, 3, and 4)	(20)	(20)	(28,688)	(4,458)	(181)	(10,072)	(20)	(20)
Adjustments to maintain reserves	18	-	(8)	1	-	1	(8)	(1)

Net equity transactions	(5,241)	10,298	(32,675)	(15,863)	8,370	(17,252)	(1,043)	(573)

Net change in contract owners’ equity	17,302	23,194	(110,668)	(2,301)	(38,787)	(16,158)	(1,482)	4,571
Contract owners’ equity at beginning of period	46,977	23,783	207,507	209,808	132,966	149,124	23,522	18,951

Contract owners’ equity at end of period	$64,279	46,977	96,839	207,507	94,179	132,966	22,040	23,522

CHANGE IN UNITS:
Beginning units	1,881	1,502	16,327	17,458	21,969	24,378	1,576	1,610
Units purchased	74	1,632	1,172	653	5,869	3,584	-	200
Units redeemed	(288)	(1,253)	(5,807)	(1,784)	(2,757)	(5,993)	(83)	(234)

Ending units	1,667	1,881	11,692	16,327	25,081	21,969	1,493	1,576

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RHCF		RINF		RJNF		RLCE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,137)	(1,223)	(1,139)	(1,652)	-	-	134	33
Realized gain (loss) on investments	8,245	2,605	53,910	3,487	-	-	1,185	(5)
Change in unrealized gain (loss) on investments	9,043	18,877	(8,665)	30,743	(1)	(1)	(1,493)	7,067
Reinvested capital gains	3,438	2,372	1,155	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,589	22,631	45,261	32,578	(1)	(1)	(174)	7,095

Equity transactions:
Purchase payments received from contract owners (note 4)	2,780	2,897	105	-	-	-	-	-
Transfers between funds	(6,924)	(21,787)	(210,434)	224	-	-	-	-
Redemptions (notes 2, 3, and 4)	(14,942)	(1,481)	-	(30)	-	-	(12,847)	-
Adjustments to maintain reserves	119	(3)	(24)	1	(1)	-	153	(1)

Net equity transactions	(18,967)	(20,374)	(210,353)	195	(1)	-	(12,694)	(1)

Net change in contract owners’ equity	622	2,257	(165,092)	32,773	(2)	(1)	(12,868)	7,094
Contract owners’ equity at beginning of period	124,694	122,437	168,226	135,453	7	8	33,225	26,131

Contract owners’ equity at end of period	$125,316	124,694	3,134	168,226	5	7	20,357	33,225

CHANGE IN UNITS:
Beginning units	3,734	4,449	4,428	4,429	29	29	2,864	2,864
Units purchased	458	117	610	298	-	-	-	-
Units redeemed	(998)	(832)	(4,986)	(299)	-	-	(1,096)	-

Ending units	3,194	3,734	52	4,428	29	29	1,768	2,864

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RLCJ		RLF		RMED		RMEK
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(66)	389	(1)	(1)	(57)	(21)	(406)	(499)
Realized gain (loss) on investments	(2,666)	2,226	-	-	(5,822)	(3,411)	2,290	190
Change in unrealized gain (loss) on investments	6,245	22,111	30	39	4,794	22,163	2,208	14,319
Reinvested capital gains	-	-	8	2	1,146	-	1,707	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,513	24,726	37	40	61	18,731	5,799	14,010

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	61	608	-	-
Transfers between funds	(51,652)	-	-	-	(21,686)	4,348	(11,984)	-
Redemptions (notes 2, 3, and 4)	(5,943)	(14,031)	-	-	(555)	(15,616)	-	(315)
Adjustments to maintain reserves	143	(1)	(9)	(1)	2	(2)	(2)	(1)

Net equity transactions	(57,452)	(14,032)	(9)	(1)	(22,178)	(10,662)	(11,986)	(316)

Net change in contract owners’ equity	(53,939)	10,694	28	39	(22,117)	8,069	(6,187)	13,694
Contract owners’ equity at beginning of period	78,538	67,844	180	141	63,341	55,272	55,024	41,330

Contract owners’ equity at end of period	$24,599	78,538	208	180	41,224	63,341	48,837	55,024

CHANGE IN UNITS:
Beginning units	3,703	4,403	6	6	10,420	12,252	11,309	11,384
Units purchased	-	-	-	-	167	2,249	-	-
Units redeemed	(2,869)	(700)	-	-	(4,399)	(4,081)	(2,863)	(75)

Ending units	834	3,703	6	6	6,188	10,420	8,446	11,309

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RNF		ROF		RPMF		RREF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(11)	33	(5,369)	(5,145)	32,027	(3,288)	460	139
Realized gain (loss) on investments	52	2,444	55,369	13,040	111,228	(3,941)	701	(112)
Change in unrealized gain (loss) on investments	894	252	159,920	154,698	17,338	147,675	(753)	2,523
Reinvested capital gains	1,050	-	87,329	13,880	-	-	595	139

Net increase (decrease) in contract owners’ equity resulting from operations	1,985	2,729	297,249	176,473	160,593	140,446	1,003	2,689

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,548	3,817	596	568	734	568
Transfers between funds	-	468	23,721	(155)	(54,729)	5,632	5,894	(6,253)
Redemptions (notes 2, 3, and 4)	-	-	(54,537)	(23,620)	(4,644)	(4,891)	(148)	-
Adjustments to maintain reserves	20	-	(30)	(3)	1	1	(3)	1

Net equity transactions	20	468	(28,298)	(19,961)	(58,776)	1,310	6,477	(5,684)

Net change in contract owners’ equity	2,005	3,197	268,951	156,512	101,817	141,756	7,480	(2,995)
Contract owners’ equity at beginning of period	10,533	7,336	663,523	507,011	418,899	277,143	15,402	18,397

Contract owners’ equity at end of period	$12,538	10,533	932,474	663,523	520,716	418,899	22,882	15,402

CHANGE IN UNITS:
Beginning units	275	275	10,692	11,071	37,577	37,461	642	945
Units purchased	-	162	3,788	70	21,164	1,362	735	25
Units redeemed	-	(162)	(4,010)	(449)	(23,611)	(1,246)	(354)	(328)

Ending units	275	275	10,470	10,692	35,130	37,577	1,023	642

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RRF		RTEC		RTF		RTRF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1)	(12)	(331)	(279)	(757)	(1,968)	(308)	(461)
Realized gain (loss) on investments	1	255	4,580	971	815	54,949	8,385	12
Change in unrealized gain (loss) on investments	44	10	8,392	5,759	34,459	45,994	(4,075)	9,012
Reinvested capital gains	-	-	694	1,136	30,759	-	1,667	19

Net increase (decrease) in contract owners’ equity resulting from operations	44	253	13,335	7,587	65,276	98,975	5,669	8,582

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(234)	773	317	5,212	(17,051)	(54,926)	-
Redemptions (notes 2, 3, and 4)	-	-	(35)	(20)	(20,020)	(15,020)	-	-
Adjustments to maintain reserves	11	-	10	-	20	1	19	-

Net equity transactions	11	(234)	748	297	(14,788)	(32,070)	(54,907)	-

Net change in contract owners’ equity	55	19	14,083	7,884	50,488	66,905	(49,238)	8,582
Contract owners’ equity at beginning of period	102	83	28,495	20,611	212,009	145,104	49,398	40,816

Contract owners’ equity at end of period	$157	102	42,578	28,495	262,497	212,009	160	49,398

CHANGE IN UNITS:
Beginning units	4	4	884	885	4,602	5,068	1,722	1,722
Units purchased	-	260	484	271	3,225	3,445	-	-
Units redeemed	-	(260)	(474)	(272)	(2,954)	(3,911)	(1,718)	-

Ending units	4	4	894	884	4,873	4,602	4	1,722

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RUF		RUGB		RUTL		RVARS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2)	(1)	(658)	55	423	(462)	2	(45)
Realized gain (loss) on investments	(7)	(365)	5,714	461	102	2,866	1	722
Change in unrealized gain (loss) on investments	(195)	51	(3,818)	3,287	(5,019)	7,234	31	(287)
Reinvested capital gains	-	-	-	-	856	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(204)	(315)	1,238	3,803	(3,638)	9,638	34	390

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	45	-	-	35	-	-
Transfers between funds	-	(631)	4,705	3	-	(22,216)	-	-
Redemptions (notes 2, 3, and 4)	-	-	(20)	(20)	(60)	(142)	-	(13,825)
Adjustments to maintain reserves	-	-	-	(1)	(15)	1	(2)	(2)

Net equity transactions	-	(631)	4,730	(18)	(75)	(22,322)	(2)	(13,827)

Net change in contract owners’ equity	(204)	(946)	5,968	3,785	(3,713)	(12,684)	32	(13,437)
Contract owners’ equity at beginning of period	792	1,738	28,722	24,937	59,798	72,482	520	13,957

Contract owners’ equity at end of period	$588	792	34,690	28,722	56,085	59,798	552	520

CHANGE IN UNITS:
Beginning units	6,281	10,527	13,926	13,979	1,916	2,736	56	1,566
Units purchased	-	-	23,171	1,266	-	1	-	-
Units redeemed	-	(4,246)	(23,167)	(1,319)	(3)	(821)	-	(1,510)

Ending units	6,281	6,281	13,930	13,926	1,913	1,916	56	56

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVCMD		RVF		RVIDD		RVIMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8)	48	(10,466)	(10,712)	(2)	-	(9)	-
Realized gain (loss) on investments	(762)	15	373,909	301,273	423	(23)	(1,783)	-
Change in unrealized gain (loss) on investments	(59)	993	383,365	432,272	-	(6)	9	(2)
Reinvested capital gains	-	-	221,164	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(829)	1,056	967,972	722,833	421	(29)	(1,783)	(2)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,343	2,777	-	-	-	-
Transfers between funds	2,210	1,279	(76,389)	(476,022)	(421)	(73)	1,867	-
Redemptions (notes 2, 3, and 4)	-	-	(28,554)	(116,127)	-	-	(87)	-
Adjustments to maintain reserves	-	1	82	(2)	-	-	1	(1)

Net equity transactions	2,210	1,280	(102,518)	(589,374)	(421)	(73)	1,781	(1)

Net change in contract owners’ equity	1,381	2,336	865,454	133,459	-	(102)	(2)	(3)
Contract owners’ equity at beginning of period	9,184	6,848	1,154,466	1,021,007	-	102	8	11

Contract owners’ equity at end of period	$10,565	9,184	2,019,920	1,154,466	-	-	6	8

CHANGE IN UNITS:
Beginning units	3,776	3,213	9,075	14,342	-	297	6	7
Units purchased	2,821	680	7,566	3,316	134,123	-	14,645	-
Units redeemed	(919)	(117)	(8,059)	(8,583)	(134,123)	(297)	(14,645)	(1)

Ending units	5,678	3,776	8,582	9,075	-	-	6	6

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVLCG		RVLCV		RVLDD		RVMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,162)	(1,586)	183	(102)	(206)	(195)	(140)	(135)
Realized gain (loss) on investments	(5,004)	119	(1,529)	(15)	155	(7,217)	35	8
Change in unrealized gain (loss) on investments	24,715	32,082	(3,744)	10,524	(1,814)	34,014	3,528	1,860
Reinvested capital gains	47,763	3,699	1,513	417	7,250	-	579	-

Net increase (decrease) in contract owners’ equity resulting from operations	65,312	34,314	(3,577)	10,824	5,385	26,602	4,002	1,733

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	315	315	205	520
Transfers between funds	29,329	22,983	-	-	(19,287)	(9,040)	-	(440)
Redemptions (notes 2, 3, and 4)	(3,137)	(2,903)	(8,697)	(34,653)	(182)	(40)	(530)	-
Adjustments to maintain reserves	(13)	-	9	(2)	(8)	(1)	13	(1)

Net equity transactions	26,179	20,080	(8,688)	(34,655)	(19,162)	(8,766)	(312)	79

Net change in contract owners’ equity	91,491	54,394	(12,265)	(23,831)	(13,777)	17,836	3,690	1,812
Contract owners’ equity at beginning of period	179,873	125,479	35,483	59,314	83,095	65,259	13,981	12,169

Contract owners’ equity at end of period	$271,364	179,873	23,218	35,483	69,318	83,095	17,671	13,981

CHANGE IN UNITS:
Beginning units	5,815	5,084	1,353	2,761	1,615	1,853	479	477
Units purchased	2,608	846	-	-	2,856	1,073	7	18
Units redeemed	(1,464)	(115)	(353)	(1,408)	(3,133)	(1,311)	(17)	(16)

Ending units	6,959	5,815	1,000	1,353	1,338	1,615	469	479

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVSCG		RVSDL		RVWDL		AVBV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(96)	(104)	-	-	-	-	(9)	(31)
Realized gain (loss) on investments	(55)	11	-	-	-	-	(2,395)	(12)
Change in unrealized gain (loss) on investments	1,164	1,212	(1)	-	1	(1)	1,118	132
Reinvested capital gains	479	-	-	-	-	-	-	668

Net increase (decrease) in contract owners’ equity resulting from operations	1,492	1,119	(1)	-	1	(1)	(1,286)	757

Equity transactions:
Purchase payments received from contract owners (note 4)	205	520	-	-	-	-	97	-
Transfers between funds	-	(488)	-	-	-	-	(2,194)	-
Redemptions (notes 2, 3, and 4)	(504)	-	-	-	-	-	-	-
Adjustments to maintain reserves	17	(3)	3	1	1	(1)	(1)	2

Net equity transactions	(282)	29	3	1	1	(1)	(2,098)	2

Net change in contract owners’ equity	1,210	1,148	2	1	2	(2)	(3,384)	759
Contract owners’ equity at beginning of period	10,880	9,732	4	3	10	12	3,384	2,625

Contract owners’ equity at end of period	$12,090	10,880	6	4	12	10	-	3,384

CHANGE IN UNITS:
Beginning units	382	380	1	1	2	2	1,444	1,445
Units purchased	8	19	-	-	-	-	1,444	-
Units redeemed	(20)	(17)	-	-	-	-	(2,888)	(1)

Ending units	370	382	1	1	2	2	-	1,444

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVGI		AVHY1		IVDDI		IVGMMI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$459	(37)	4,825	5,186	2,652	3,336	(10,487)	14,478
Realized gain (loss) on investments	916	1,299	(539)	222	10,804	4,348	-	-
Change in unrealized gain (loss) on investments	(11,354)	5,820	(2,090)	6,931	(12,024)	21,380	-	-
Reinvested capital gains	17,993	6,274	-	-	3,193	9,464	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,014	13,356	2,196	12,339	4,625	38,528	(10,487)	14,478

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	992	959	2,633	2,877	13,816	18,822
Transfers between funds	28,839	-	(5,733)	(92)	(60,430)	(54,056)	133,696	(30,009)
Redemptions (notes 2, 3, and 4)	(5,970)	(7,411)	(4,415)	(4,626)	-	(40)	(112,990)	(294,977)
Adjustments to maintain reserves	(3)	-	(3)	-	(1)	-	-	(5)

Net equity transactions	22,866	(7,411)	(9,159)	(3,759)	(57,798)	(51,219)	34,522	(306,169)

Net change in contract owners’ equity	30,880	5,945	(6,963)	8,580	(53,173)	(12,691)	24,035	(291,691)
Contract owners’ equity at beginning of period	56,050	50,105	109,632	101,052	188,954	201,645	1,444,974	1,736,665

Contract owners’ equity at end of period	$86,930	56,050	102,669	109,632	135,781	188,954	1,469,009	1,444,974

CHANGE IN UNITS:
Beginning units	2,526	2,883	2,884	2,860	8,652	11,435	148,924	180,605
Units purchased	1,209	-	47	44	2,354	599	23,609	4,727
Units redeemed	(259)	(357)	(358)	(20)	(4,735)	(3,382)	(19,835)	(36,408)

Ending units	3,476	2,526	2,573	2,884	6,271	8,652	152,698	148,924

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVHS		IVMCC2		IVRE		IVT
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(548)	(828)	(113)	(179)	23,987	36,617	(2,055)	(1,611)
Realized gain (loss) on investments	(1,972)	(10,228)	(25)	45	(1,649)	42,328	4,476	526
Change in unrealized gain (loss) on investments	10,380	31,658	(2,809)	2,328	(173,688)	110,904	57,448	33,354
Reinvested capital gains	1,470	1,952	4,874	2,602	17,502	1,192	18,999	14,109

Net increase (decrease) in contract owners’ equity resulting from operations	9,330	22,554	1,927	4,796	(133,848)	191,041	78,868	46,378

Equity transactions:
Purchase payments received from contract owners (note 4)	180	180	-	-	29,191	35,998	641	850
Transfers between funds	(8,389)	12,533	-	-	(85,239)	(101,036)	(592)	761
Redemptions (notes 2, 3, and 4)	(24,790)	(23,175)	(15)	(459)	(205,083)	(32,164)	(6,112)	(211)
Adjustments to maintain reserves	-	2	(2)	1	(83)	(3)	-	-

Net equity transactions	(32,999)	(10,460)	(17)	(458)	(261,214)	(97,205)	(6,063)	1,400

Net change in contract owners’ equity	(23,669)	12,094	1,910	4,338	(395,062)	93,836	72,805	47,778
Contract owners’ equity at beginning of period	92,479	80,385	24,563	20,225	974,498	880,662	181,722	133,944

Contract owners’ equity at end of period	$68,810	92,479	26,473	24,563	579,436	974,498	254,527	181,722

CHANGE IN UNITS:
Beginning units	28,474	32,470	7,836	7,987	234,332	257,882	101,252	100,400
Units purchased	2,581	4,735	-	-	11,515	15,407	3,929	1,130
Units redeemed	(12,359)	(8,731)	(6)	(151)	(85,342)	(38,957)	(7,148)	(278)

Ending units	18,696	28,474	7,830	7,836	160,505	234,332	98,033	101,252

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JABIN		JAEI		JAFRIN		JAGRIN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$7,296	7,340	(54,420)	(52,591)	(3,557)	(3,208)	(14,902)	149
Realized gain (loss) on investments	19,096	7,100	478,255	760,474	15,004	3,819	162,334	116,602
Change in unrealized gain (loss) on investments	73,582	108,095	171,615	768,693	113,613	79,710	544,933	827,759
Reinvested capital gains	13,274	20,067	418,719	391,063	36,249	31,369	288,936	312,700

Net increase (decrease) in contract owners’ equity resulting from operations	113,248	142,602	1,014,169	1,867,639	161,309	111,690	981,301	1,257,210

Equity transactions:
Purchase payments received from contract owners (note 4)	11,501	11,610	33,517	42,065	1,127	1,204	24,983	29,419
Transfers between funds	18,317	119,095	(412,892)	(488,335)	(20,544)	58,404	(61,790)	17,397
Redemptions (notes 2, 3, and 4)	(438)	(26,799)	(506,615)	(626,230)	(7,318)	(8,099)	(329,314)	(244,555)
Adjustments to maintain reserves	1	(1)	11	44	(1)	-	10	-

Net equity transactions	29,381	103,905	(885,979)	(1,072,456)	(26,736)	51,509	(366,111)	(197,739)

Net change in contract owners’ equity	142,629	246,507	128,190	795,183	134,573	163,199	615,190	1,059,471
Contract owners’ equity at beginning of period	865,107	618,600	6,505,443	5,710,260	446,342	283,143	5,669,722	4,610,251

Contract owners’ equity at end of period	$1,007,736	865,107	6,633,633	6,505,443	580,915	446,342	6,284,912	5,669,722

CHANGE IN UNITS:
Beginning units	35,197	30,546	659,921	776,799	13,134	11,315	1,062,635	1,102,626
Units purchased	3,959	6,320	25,292	17,447	5,170	2,898	11,577	19,082
Units redeemed	(2,929)	(1,669)	(116,297)	(134,325)	(5,918)	(1,079)	(81,218)	(59,073)

Ending units	36,227	35,197	568,916	659,921	12,386	13,134	992,994	1,062,635

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAIG		JARIN		JMCVIN		LZREMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,881	8,442	(30,401)	(24,582)	68	113	5,641	(387)
Realized gain (loss) on investments	(39,348)	(22,255)	234,902	234,840	(1,247)	(1,681)	(962)	(2,632)
Change in unrealized gain (loss) on investments	164,176	224,580	859,373	614,148	(3,708)	15,780	(13,103)	63,380
Reinvested capital gains	-	-	413,585	472,927	1,063	6,221	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	127,709	210,767	1,477,459	1,297,333	(3,824)	20,433	(8,424)	60,361

Equity transactions:
Purchase payments received from contract owners (note 4)	35,621	37,449	30,169	33,814	1,693	1,545	2,793	3,162
Transfers between funds	(67,274)	12,718	13,066	(25,243)	(25,985)	7,643	154	(20,760)
Redemptions (notes 2, 3, and 4)	(120,009)	(86,458)	(331,821)	(334,418)	-	(11,913)	(3,960)	(10,979)
Adjustments to maintain reserves	68	(3)	3	(5)	(3)	2	12	(2)

Net equity transactions	(151,594)	(36,294)	(288,583)	(325,852)	(24,295)	(2,723)	(1,001)	(28,579)

Net change in contract owners’ equity	(23,885)	174,473	1,188,876	971,481	(28,119)	17,710	(9,425)	31,782
Contract owners’ equity at beginning of period	997,707	823,234	4,851,526	3,880,045	86,245	68,535	406,660	374,878

Contract owners’ equity at end of period	$973,822	997,707	6,040,402	4,851,526	58,126	86,245	397,235	406,660

CHANGE IN UNITS:
Beginning units	268,540	278,644	762,669	818,441	4,008	4,111	12,748	13,736
Units purchased	15,547	19,150	22,013	17,217	124	554	306	365
Units redeemed	(56,441)	(29,254)	(63,235)	(72,989)	(1,378)	(657)	(312)	(1,353)

Ending units	227,646	268,540	721,447	762,669	2,754	4,008	12,742	12,748

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LZRIES		LZRUSM		LPVCAI		LPVCII
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,233	(440)	(3,208)	(4,786)	(20)	(75)	163	234
Realized gain (loss) on investments	(8,868)	(122)	(4,766)	5,307	(369)	(11)	1,313	77
Change in unrealized gain (loss) on investments	18,211	12,495	1,949	105,453	741	5,164	427	5,542
Reinvested capital gains	3,042	-	28,664	9,622	1,211	212	328	2,965

Net increase (decrease) in contract owners’ equity resulting from operations	13,618	11,933	22,639	115,596	1,563	5,290	2,231	8,818

Equity transactions:
Purchase payments received from contract owners (note 4)	1,092	144	4,268	9,476	-	400	225	1,170
Transfers between funds	21,219	-	(10,772)	(73,276)	549	-	(5,468)	5,496
Redemptions (notes 2, 3, and 4)	(20)	-	(1,733)	(19,965)	-	(24,855)	-	-
Adjustments to maintain reserves	(11)	1	1	-	9	(2)	8	-

Net equity transactions	22,280	145	(8,236)	(83,765)	558	(24,457)	(5,235)	6,666

Net change in contract owners’ equity	35,898	12,078	14,403	31,831	2,121	(19,167)	(3,004)	15,484
Contract owners’ equity at beginning of period	72,288	60,210	455,352	423,521	12,534	31,701	43,378	27,894

Contract owners’ equity at end of period	$108,186	72,288	469,755	455,352	14,655	12,534	40,374	43,378

CHANGE IN UNITS:
Beginning units	3,752	3,744	113,828	136,187	513	1,605	1,877	1,573
Units purchased	2,924	8	3,509	3,741	1,028	19	10	305
Units redeemed	(1,436)	-	(6,243)	(26,100)	(1,028)	(1,111)	(248)	(1)

Ending units	5,240	3,752	111,094	113,828	513	513	1,639	1,877

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LVCLGI		SBVHY		LOVCDG		LOVGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,420)	(727)	1,539	1,991	474	2,073	2,216	3,987
Realized gain (loss) on investments	12,557	1,162	(74)	(47)	(1,700)	(1,203)	5,752	77,661
Change in unrealized gain (loss) on investments	31,919	23,408	1,701	3,409	41,409	56,911	(12,707)	(2,387)
Reinvested capital gains	6,454	5,468	-	-	6,629	18,328	-	40,308

Net increase (decrease) in contract owners’ equity resulting from operations	49,510	29,311	3,166	5,353	46,812	76,109	(4,739)	119,569

Equity transactions:
Purchase payments received from contract owners (note 4)	2,148	2,512	2,568	2,484	6,308	5,267	22,461	24,652
Transfers between funds	10,338	(1,596)	-	-	8,364	(4,581)	(45,210)	(129,071)
Redemptions (notes 2, 3, and 4)	(1,053)	(1,668)	-	-	(12,651)	(4,993)	(101,498)	(107,278)
Adjustments to maintain reserves	14	(1)	9	1	(3)	-	4	1

Net equity transactions	11,447	(753)	2,577	2,485	2,018	(4,307)	(124,243)	(211,696)

Net change in contract owners’ equity	60,957	28,558	5,743	7,838	48,830	71,802	(128,982)	(92,127)
Contract owners’ equity at beginning of period	123,602	95,044	47,433	39,595	374,879	303,077	572,199	664,326

Contract owners’ equity at end of period	$184,559	123,602	53,176	47,433	423,709	374,879	443,217	572,199

CHANGE IN UNITS:
Beginning units	3,859	3,826	2,295	2,170	92,498	93,617	184,951	260,411
Units purchased	4,408	87	126	125	19,431	1,417	39,355	8,695
Units redeemed	(3,810)	(54)	1	-	(20,436)	(2,536)	(83,406)	(84,155)

Ending units	4,457	3,859	2,422	2,295	91,493	92,498	140,900	184,951

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMCG		AMRI		AMSRS		AMTB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(99)	(181)	104	(223)	(1,518)	(1,052)	2,787	2,020
Realized gain (loss) on investments	28	3,433	(6,998)	305	(2,381)	2,541	(355)	(330)
Change in unrealized gain (loss) on investments	3,074	2,442	10,229	828	55,219	13,055	2,536	3,656
Reinvested capital gains	511	600	-	4,136	16,289	21,466	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,514	6,294	3,335	5,046	67,609	36,010	4,968	5,346

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	124	-	3,556	3,853	-	-
Transfers between funds	-	-	7,682	12,643	(19,118)	360,856	-	-
Redemptions (notes 2, 3, and 4)	-	(25,952)	(2,577)	(17,168)	(14,801)	(688)	(1,317)	(1,145)
Adjustments to maintain reserves	3	(2)	1	-	4	(1)	1	2

Net equity transactions	3	(25,954)	5,230	(4,525)	(30,359)	364,020	(1,316)	(1,143)

Net change in contract owners’ equity	3,517	(19,660)	8,565	521	37,250	400,030	3,652	4,203
Contract owners’ equity at beginning of period	9,107	28,767	36,539	36,018	420,493	20,463	205,927	201,724

Contract owners’ equity at end of period	$12,624	9,107	45,104	36,539	457,743	420,493	209,579	205,927

CHANGE IN UNITS:
Beginning units	2,943	12,215	10,043	11,443	13,439	815	140,855	141,644
Units purchased	-	-	8,318	5,481	120	16,087	-	-
Units redeemed	-	(9,272)	(5,502)	(6,881)	(1,200)	(3,463)	(902)	(789)

Ending units	2,943	2,943	12,859	10,043	12,359	13,439	139,953	140,855

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOVPDI		NOVPM		PMVAAA		PMVEBA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$121,857	14,991	(270,586)	(16,100)	1,010	591	1,239	1,144
Realized gain (loss) on investments	(98,423)	29,618	886,932	1,609,000	(667)	(580)	(53)	(49)
Change in unrealized gain (loss) on investments	(340,805)	(194,773)	(6,205,120)	2,228,207	1,005	3,294	808	3,103
Reinvested capital gains	-	-	3,818,172	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(317,371)	(150,164)	(1,770,602)	3,821,107	1,348	3,305	1,994	4,198

Equity transactions:
Purchase payments received from contract owners (note 4)	29,484	32,086	118,296	134,944	-	420	163	138
Transfers between funds	(195,784)	(48,790)	(1,687,127)	(2,117,729)	(3,270)	71	-	-
Redemptions (notes 2, 3, and 4)	(205,513)	(312,467)	(3,059,078)	(3,111,178)	-	(6,561)	-	-
Adjustments to maintain reserves	7	-	108	(37)	(1)	(1)	(8)	(1)

Net equity transactions	(371,806)	(329,171)	(4,627,801)	(5,094,000)	(3,271)	(6,071)	155	137

Net change in contract owners’ equity	(689,177)	(479,335)	(6,398,403)	(1,272,893)	(1,923)	(2,766)	2,149	4,335
Contract owners’ equity at beginning of period	3,472,827	3,952,162	54,753,401	56,026,294	29,207	31,973	35,103	30,768

Contract owners’ equity at end of period	$2,783,650	3,472,827	48,354,998	54,753,401	27,284	29,207	37,252	35,103

CHANGE IN UNITS:
Beginning units	260,021	284,769	2,960,094	3,242,668	1,748	2,120	1,783	1,776
Units purchased	3,743	3,780	35,205	37,989	-	31	8	7
Units redeemed	(33,516)	(28,528)	(325,325)	(320,563)	(221)	(403)	-	-

Ending units	230,248	260,021	2,669,974	2,960,094	1,527	1,748	1,791	1,783

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFHA		PMVGBA		PMVHYA		PMVLDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$226	63	431	418	3,403	2,302	165	1,643
Realized gain (loss) on investments	1	186	(81)	(56)	(80)	(127)	(682)	(188)
Change in unrealized gain (loss) on investments	(24)	281	2,264	979	984	4,341	2,133	1,281
Reinvested capital gains	-	74	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	203	604	2,614	1,341	4,307	6,516	1,616	2,736

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,093	1,041	2,543	3,021
Transfers between funds	-	(179)	1,084	6,895	-	47,869	(12,805)	(964)
Redemptions (notes 2, 3, and 4)	-	(6,555)	(32)	(128)	(186)	(1,751)	(76)	(1,544)
Adjustments to maintain reserves	(7)	-	(8)	(3)	(3)	-	(1)	(1)

Net equity transactions	(7)	(6,734)	1,044	6,764	904	47,159	(10,339)	512

Net change in contract owners’ equity	196	(6,130)	3,658	8,105	5,211	53,675	(8,723)	3,248
Contract owners’ equity at beginning of period	4,519	10,649	29,450	21,345	90,407	36,732	94,000	90,752

Contract owners’ equity at end of period	$4,715	4,519	33,108	29,450	95,618	90,407	85,277	94,000

CHANGE IN UNITS:
Beginning units	249	623	1,954	1,488	4,515	2,084	7,209	7,168
Units purchased	-	-	156	526	56	2,522	266	248
Units redeemed	-	(374)	(95)	(60)	(10)	(91)	(1,061)	(207)

Ending units	249	249	2,015	1,954	4,561	4,515	6,414	7,209

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVLGA		PMVRRA		PMVRSA		PMVTRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,679	1,788	2,228	3,197	1	33	8,106	12,849
Realized gain (loss) on investments	23,673	297	3,097	(2,288)	-	(2,967)	(21,279)	(1,035)
Change in unrealized gain (loss) on investments	(1,038)	16,881	46,278	33,090	(1)	3,631	31,863	22,351
Reinvested capital gains	2,386	-	-	-	-	-	6,645	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,700	18,966	51,603	33,999	-	697	25,335	34,165

Equity transactions:
Purchase payments received from contract owners (note 4)	2,536	780	8,338	8,401	-	-	4,559	3,612
Transfers between funds	44,331	109	8,401	(27,969)	-	(765)	6,138	478,994
Redemptions (notes 2, 3, and 4)	(474)	(1,169)	(43,729)	(2,726)	-	(9,068)	(466,805)	(10,967)
Adjustments to maintain reserves	9	(1)	(2)	(1)	(2)	-	34	2

Net equity transactions	46,402	(281)	(26,992)	(22,295)	(2)	(9,833)	(456,074)	471,641

Net change in contract owners’ equity	73,102	18,685	24,611	11,704	(2)	(9,136)	(430,739)	505,806
Contract owners’ equity at beginning of period	173,432	154,747	486,641	474,937	14	9,150	1,011,624	505,818

Contract owners’ equity at end of period	$246,534	173,432	511,252	486,641	12	14	580,885	1,011,624

CHANGE IN UNITS:
Beginning units	8,401	8,410	287,460	301,189	2	1,741	551,806	295,985
Units purchased	6,581	78	43,519	19,607	-	-	269,474	263,005
Units redeemed	(4,707)	(87)	(57,929)	(33,336)	-	(1,739)	(526,718)	(7,184)

Ending units	10,275	8,401	273,050	287,460	2	2	294,562	551,806

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVSTA		ROCMC		ROCSC		TAVV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$167	522	(2,148)	(2,223)	(512)	(1,092)	3,327	(2,539)
Realized gain (loss) on investments	4	35	(840)	(4,062)	(74,911)	(14,468)	(24,304)	5,680
Change in unrealized gain (loss) on investments	650	53	54,234	22,767	27,347	26,238	(15,812)	30,790
Reinvested capital gains	-	-	3,711	20,415	3,753	42,520	1,509	-

Net increase (decrease) in contract owners’ equity resulting from operations	821	610	54,957	36,897	(44,323)	53,198	(35,280)	33,931

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	9,003	8,907	11,681	13,305	2,439	4,699
Transfers between funds	1,085	55,129	(511)	(13,973)	(78,316)	(1,119)	(46,056)	(25,759)
Redemptions (notes 2, 3, and 4)	-	(12,686)	(1,729)	(17,040)	(26,570)	(4,409)	(688)	(14,294)
Adjustments to maintain reserves	5	1	1	1	(1)	1	-	(1)

Net equity transactions	1,090	42,444	6,764	(22,105)	(93,206)	7,778	(44,305)	(35,355)

Net change in contract owners’ equity	1,911	43,054	61,721	14,792	(137,529)	60,976	(79,585)	(1,424)
Contract owners’ equity at beginning of period	66,733	23,679	230,110	215,318	368,463	307,487	333,267	334,691

Contract owners’ equity at end of period	$68,644	66,733	291,831	230,110	230,934	368,463	253,682	333,267

CHANGE IN UNITS:
Beginning units	5,446	1,967	74,043	82,004	91,891	90,093	154,933	173,245
Units purchased	99	4,538	6,137	3,399	21,145	9,564	127,249	86,684
Units redeemed	(11)	(1,059)	(3,563)	(11,360)	(50,384)	(7,766)	(160,139)	(104,996)

Ending units	5,534	5,446	76,617	74,043	62,652	91,891	122,043	154,933

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWBF		VWEM		VWHA		SVDF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$928	(106)	3,988	(2,122)	(41)	(993)	(7,937)	(7,236)
Realized gain (loss) on investments	(51)	(616)	1,210	(1,244)	658	(9,630)	42,197	(8,689)
Change in unrealized gain (loss) on investments	356	2,865	45,193	91,697	17,480	21,862	280,826	156,906
Reinvested capital gains	-	-	11,778	8,583	-	-	68,152	75,979

Net increase (decrease) in contract owners’ equity resulting from operations	1,233	2,143	62,169	96,914	18,097	11,239	383,238	216,960

Equity transactions:
Purchase payments received from contract owners (note 4)	600	600	4,746	4,386	2,038	2,905	20,432	8,411
Transfers between funds	-	(224)	(20,407)	(137)	(998)	(10,868)	(50,425)	(76,414)
Redemptions (notes 2, 3, and 4)	(132)	(6,784)	(11,831)	(11,283)	(399)	(17,123)	(149,521)	(13,056)
Adjustments to maintain reserves	-	(1)	18	(1)	(1)	1	19	(3)

Net equity transactions	468	(6,409)	(27,474)	(7,035)	640	(25,085)	(179,495)	(81,062)

Net change in contract owners’ equity	1,701	(4,266)	34,695	89,879	18,737	(13,846)	203,743	135,898
Contract owners’ equity at beginning of period	14,832	19,098	427,572	337,693	91,782	105,628	767,714	631,816

Contract owners’ equity at end of period	$16,533	14,832	462,267	427,572	110,519	91,782	971,457	767,714

CHANGE IN UNITS:
Beginning units	7,272	10,440	137,913	140,833	36,438	46,446	17,307	19,605
Units purchased	307	391	4,400	5,685	2,841	7,377	2,209	1,673
Units redeemed	(62)	(3,559)	(13,867)	(8,605)	(2,072)	(17,385)	(5,916)	(3,971)

Ending units	7,517	7,272	128,446	137,913	37,207	36,438	13,600	17,307

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SVOF		DVIV		RVISC		RVMCV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,070)	(7,908)	1,971	601	-	(2)	-	(13)
Realized gain (loss) on investments	33,612	112,138	(9,903)	(1,117)	-	(304)	-	182
Change in unrealized gain (loss) on investments	53,897	53,784	(5,640)	11,483	-	228	-	-
Reinvested capital gains	73,076	131,963	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	155,515	289,977	(13,572)	10,967	-	(78)	-	169

Equity transactions:
Purchase payments received from contract owners (note 4)	12,229	17,085	1,723	10,082	-	-	-	-
Transfers between funds	(29,432)	(263,316)	(49,900)	(17,606)	-	(438)	-	(170)
Redemptions (notes 2, 3, and 4)	(304,354)	(49,386)	(736)	(4,987)	-	-	-	-
Adjustments to maintain reserves	4	(2)	(2)	1	-	(1)	-	1

Net equity transactions	(321,553)	(295,619)	(48,915)	(12,510)	-	(439)	-	(169)

Net change in contract owners’ equity	(166,038)	(5,642)	(62,487)	(1,543)	-	(517)	-	-
Contract owners’ equity at beginning of period	1,039,152	1,044,794	62,487	64,030	-	517	-	-

Contract owners’ equity at end of period	$873,114	1,039,152	-	62,487	-	-	-	-

CHANGE IN UNITS:
Beginning units	158,242	207,082	33,799	41,967	-	352	-	-
Units purchased	4,409	4,116	1,258	6,199	-	-	-	359
Units redeemed	(51,669)	(52,956)	(35,057)	(14,367)	-	(352)	-	(359)

Ending units	110,982	158,242	-	33,799	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVSCV		AMTP		LZRUSE
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	(42)	-	6,199	-	(77)
Realized gain (loss) on investments	-	(2,161)	-	(25,711)	-	2,074
Change in unrealized gain (loss) on investments	-	3,900	-	(19,810)	-	42
Reinvested capital gains	-	-	-	79,034	-	37

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,697	-	39,712	-	2,076

Equity transactions:
Purchase payments received from contract owners (note 4)	-	240	-	1,512	-	-
Transfers between funds	-	-	-	(378,205)	-	(8,974)
Redemptions (notes 2, 3, and 4)	-	(13,308)	-	-	-	-
Adjustments to maintain reserves	-	-	-	(1)	-	1

Net equity transactions	-	(13,068)	-	(376,694)	-	(8,973)

Net change in contract owners’ equity	-	(11,371)	-	(336,982)	-	(6,897)
Contract owners’ equity at beginning of period	-	11,371	-	336,982	-	6,897

Contract owners’ equity at end of period	$-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	707	-	107,259	-	3,051
Units purchased	-	13	-	14,522	-	-
Units redeemed	-	(720)	-	(121,781)	-	(3,051)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account C (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1980. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The separate account offered individual and group flexible premium variable deferred annuity contracts. These contracts are no longer offered for sale.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALGER PORTFOLIOS
Alger Small Cap Growth (AASCO)
Alger Capital Appreciation Class I-2 (ALCAI2)
Alger Large Cap Growth Class I-2 (ALCGI2)
Alger Mid Cap Growth (ALMGI2)
ALLIANCE VAR PRODUCTS SERIES
AB Growth and Income Class A (ALVGIA)
AMERICAN CENTURY VARIABLE PORT
American Century VP Balanced - Class I (ACVB)
American Century VP International I (ACVI)
American Century VP Disciplined Core Value I (ACVIG)
American Century VP Inflation Protection Class II (ACVIP2)
American Century VP Large Company Value I (ACVLVI)
American Century VP Ultra I (ACVU1)
American Century VP Value I (ACVV)
AMUNDI PIONEER ASSET MGMNT
Amundi Pioneer High Yield VCT Class II (PIHYB2)
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
Amundi Pioneer Fund VCT Class II (PIVF2)
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
BNY MELLON FUNDS
BNY Mellon Stock Index (DSIF)
BNY Mellon Sustainable U.S. Equity (DSRG)
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
COLUMBIA VARIABLE PORTFOLIO
CVP Seligman Global Technology - Class 2 (CLVGT2)
FEDERATED HERMES INSURANCE SERIES
Federated Hermes High Income Bond II (FHIB)
Federated Hermes Kaufmann II (FVK2S)
Federated Hermes Managed Volatility II (FVU2)
GUGGENHEIM VARIABLE TRUST
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)
Guggenheim Rydex US Government Money Market (GVRUGM)
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
Guggenheim Rydex Biotechnology (RBF)
Guggenheim Rydex Banking (RBKF)
Guggenheim Rydex Basic Materials (RBMF)
Guggenheim Rydex Consumer Products (RCPF)
Guggenheim Rydex Electronics (RELF)
Guggenheim Rydex Energy (RENF)
Guggenheim Rydex Energy Services (RESF)
Guggenheim Rydex Financial Services (RFSF)
Guggenheim Rydex Health Care (RHCF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Guggenheim Rydex Internet (RINF)
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
Guggenheim Rydex Japan 2X Strategy (RLCJ)
Guggenheim Rydex Leisure (RLF)
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
Guggenheim Rydex Nova (RNF)
Guggenheim Rydex NASDAQ-100 (ROF)
Guggenheim Rydex Precious Metals (RPMF)
Guggenheim Rydex Real Estate (RREF)
Guggenheim Rydex Retailing (RRF)
Guggenheim Long Short Equity (RSRF)*
Guggenheim Rydex Technology (RTEC)
Guggenheim Rydex Telecommunications (RTEL)*
Guggenheim Rydex S&P 500 2X Strategy (RTF)
Guggenheim Rydex Transportation (RTRF)
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
Guggenheim Rydex Utilities (RUTL)
Guggenheim Multi-Hedge Strategies (RVARS)
Guggenheim Rydex Commodities Strategy (RVCMD)
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)*
Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)*
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
Guggenheim Rydex Dow 2X Strategy (RVLDD)
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)*
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)*
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)
INVESCO V. I.
Invesco V.I. Value Opportunities II (AVBV2)*
Invesco V.I. Core Equity I (AVGI)
Invesco V.I. High Yield I (AVHY1)
Invesco V.I. Diversified Dividend I (IVDDI)
Invesco V.I. Government Money Market I (IVGMMI)
Invesco V.I. Health Care I (IVHS)
Invesco V.I. Mid Cap Core Equity II (IVMCC2)
Invesco V.I. Global Real Estate I (IVRE)
Invesco V.I. Technology I (IVT)
JANUS ASPEN SERIES
Janus Henderson Balanced - Inst (JABIN)
Janus Henderson Enterprise - Inst (JAEI)
Janus Henderson Forty - Inst (JAFRIN)
Janus Henderson Global Research - Inst (JAGRIN)
Janus Henderson Overseas - Inst (JAIG)
Janus Henderson Research - Inst (JARIN)
Janus Henderson Mid Cap Value - Inst (JMCVIN)
LAZARD RETIREMENT SERIES FUND
Lazard Retirement Emerging Markets Equity (LZREMS)
Lazard Retirement International Equity (LZRIES)
Lazard Retirement US Small-Mid Cap Equity (LZRUSM)
LMPV EQUITY TRUST
LMCBV Aggressive Growth I (LPVCAI)
LMCBV Dividend Strategy I (LPVCII)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

LMCBV Large Cap Growth I (LVCLGI)
LMPV INCOME TRUST
LMWAV Global High Yield Bond I (SBVHY)
LORD ABBETT SERIES FUND, INC.
Lord Abbett Dividend Growth (LOVCDG)
Lord Abbett Growth and Income (LOVGI)
NEUBERGER BERMAN ADV MGT TRUST
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
Neuberger Berman AMT Short Duration Bond (AMTB)
NORTHERN LIGHTS VARIABLE TRUST
Ntrn Lts Power Dividend Index (NOVPDI)
Ntrn Lts Power Momentum (NOVPM)
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset - Admin (PMVAAA)
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
PIMCO VIT High Yield - Admin (PMVHYA)
PIMCO VIT Low Duration - Admin (PMVLDA)
PIMCO VIT Long Term US Government - Admin (PMVLGA)
PIMCO VIT Real Return - Admin (PMVRRA)
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
PIMCO VIT Total Return - Admin (PMVTRA)
PIMCO VIT Short-Term - Admin (PVSTA)
ROYCE CAPITAL FUND
Royce Micro-Cap (ROCMC)
Royce Small-Cap (ROCSC)
THIRD AVENUE FFI STRATEGIES
Third Avenue FFI Strategies Portfolio (TAVV)
VANECK VIP
VanEck Emerging Markets Bond (VWBF)
VanEck VIP Emerging Markets (VWEM)
VanEck VIP Global Hard Assets Initial Cl (VWHA)
WELLS FARGO VARIABLE TRUST
Wells Fargo VT Discovery (SVDF)
Wells Fargo VT Opportunity (SVOF)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		4/30/2020
Lazard Retirement US Strategic Equity Portfolio (LZRUSE)		12/24/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

There were no subaccount mergers for the one-year period ending December 31, 2020.

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
FHIB	Federated Hermes High Income Bond II	Federated High Income Bond II	5/1/2020
FVK2S	Federated Hermes Kaufmann II	Federated Kaufmann II	5/1/2020
FVU2	Federated Hermes Managed Volatility II	Federated Managed Volatility II	5/1/2020
LOVCDG	Lord Abbett Dividend Growth	Lord Abbett Calibrated Dividend Growth	5/1/2020
TAVV	Third Avenue FFI Strategies Portfolio	Third Avenue Variable Annuity Trust Value	5/1/2020
VWBF	VanEck Emerging Markets Bond	VanEck VIP Unconstrained Emerging Markets Bond	5/1/2020
ACVIG	American Century VP Disciplined Core Value I	American Century VP Income & Growth I	9/25/2020

Effective May 1, 2020, the trust name Janus Henderson VIT Funds was changed to Janus Aspen Series.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts. The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

The Company deducts daily from the Separate Account a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments, for assuming the mortality and expense risks except for the Power Momentum Portfolio, of the Northern Lights Series Trust, which is 0.79 percent. These fees were $973,016 and $1,044,454 for the years ended December 31, 2020 and 2019, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity. Under group contracts, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $20,177 and $17,739 for the years ended December 31, 2020 and 2019, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the year ended December 31, 2020, total transfers to the Separate Account from the fixed account were $2,648,919, and total transfers from the Separate Account to the fixed account were $5,348,294. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$120,079,638	$-	$-	$120,079,638

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
AASCO	$284,138	$600,372
ALCAI2	1,949,492	439,889
ALCGI2	429,336	107,145
ALMGI2	199,510	57,095
ALVGIA	4,552	5,815
ACVB	10,481	10,241
ACVI	55,377	167,299
ACVIG	12,529	42,972
ACVIP2	442	2,275
ACVLVI	3,590	10,021
ACVU1	127,229	74,983
ACVV	63,062	88,167
PIHYB2	821	161
PIVEI2	47,884	30,843
PIVF2	13,206	10,615
PIVMV2	22,475	11,688
PIVSI2	6,786	21,438
DSIF	1,011,673	877,846
DSRG	66,165	119,864
DVSCS	38,243	27,376
CLVGT2	156,747	142,907
FHIB	43,243	39,024
FVK2S	39,443	17,386
FVU2	10,280	8,333
GVR2XS	61,414	32,815
GVRUGM	5	2,703
RAF	301	1
RBF	60,332	46,903
RBKF	22	17
RBMF	4,198	22,628
RCPF	3,457	74,999
RELF	2,726	7,679
RENF	8,705	41,020
RESF	16,075	7,838
RFSF	910	1,236
RHCF	18,578	35,234
RINF	26,809	237,123
RLCE	314	12,879
RLCJ	175	57,695
RLF	8	2
RMED	2,031	23,122
RMEK	1,707	12,390
RNF	1,140	113
ROF	249,114	195,425
RPMF	343,826	370,571
RREF	15,428	7,890
RRF	-	5
RTEC	16,318	15,223
RTF	120,622	105,428
RTRF	1,754	55,315
RUF	5	14
RUGB	61,490	57,421
RUTL	1,826	606
RVARS	7	7
RVCMD	3,793	1,592
RVF	1,272,742	1,164,593
RVIDD	29,816	30,239

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

RVIMC	25,299	23,527
RVLCG	109,170	37,375
RVLCV	1,907	8,905
RVLDD	95,565	107,677
RVMCG	762	648
RVSCG	669	586
AVBV2	3,007	5,112
AVGI	47,870	6,548
AVHY1	8,983	13,312
IVDDI	50,571	102,524
IVGMMI	179,633	155,596
IVHS	8,028	40,104
IVMCC2	4,987	241
IVRE	80,006	299,730
IVT	21,915	11,033
JABIN	128,631	78,680
JAEI	551,578	1,073,262
JAFRIN	209,995	204,038
JAGRIN	351,537	443,616
JAIG	54,282	202,996
JARIN	543,125	448,522
JMCVIN	3,868	27,030
LZREMS	15,810	11,182
LZRIES	52,714	26,149
LZRUSM	40,933	23,714
LPVCAI	25,195	23,457
LPVCII	1,073	5,829
LVCLGI	124,075	107,606
SBVHY	4,513	403
LOVCDG	92,822	83,699
LOVGI	27,375	149,404
AMCG	511	100
AMRI	22,888	17,552
AMSRS	21,711	37,304
AMTB	4,838	3,368
NOVPDI	179,174	429,121
NOVPM	4,150,278	5,230,494
PMVAAA	1,265	3,525
PMVEBA	1,731	332
PMVFHA	272	45
PMVGBA	3,120	1,639
PMVHYA	5,338	1,030
PMVLDA	4,326	14,500
PMVLGA	165,847	115,389
PMVRRA	65,040	89,804
PMVTRA	65,121	506,445
PVSTA	2,032	779
ROCMC	19,275	10,949
ROCSC	45,976	135,938
TAVV	49,012	88,483
VWBF	1,669	272
VWEM	31,785	43,497
VWHA	5,528	4,927
SVDF	172,073	291,373
SVOF	101,480	355,030
DVIV	4,001	50,943

	$14,912,541	$16,689,825

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units*****	Unit Fair Value	Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Alger Small Cap Growth (AASCO)
2020	1.00%	378,067	$7.84	$2,962,226	0.99%	65.49%
2019	1.00%	451	4.73	2,135	0.00%	28.05%
2018	1.00%	458	3.70	1,695	0.00%	0.54%
2017	1.00%	481	3.68	1,772	0.00%	27.34%
2016	1.00%	522	2.89	1,508	0.00%	5.09%
Alger Capital Appreciation Class I-2 (ALCAI2)
2020	1.00%	377,880	20.85	7,877,815	0.00%	40.34%
2019	1.00%	341	14.85	5,067	0.00%	32.25%
2018	1.00%	318	11.23	3,591	0.08%	-1.14%
2017	1.00%	340	11.36	3,875	0.16%	29.83%
2016	1.00%	357	8.75	3,147	0.19%	-0.46%
Alger Large Cap Growth Class I-2 (ALCGI2)
2020	1.00%	321,517	8.01	2,576,716	0.19%	65.37%
2019	1.00%	319	4.85	1,546	0.00%	26.16%
2018	1.00%	339	3.84	1,301	0.00%	1.05%
2017	1.00%	347	3.80	1,318	0.00%	27.52%
2016	1.00%	387	2.98	1,154	0.00%	-1.97%
Alger Mid Cap Growth (ALMGI2)
2020	1.00%	112,524	9.45	1,063,301	0.00%	62.99%
2019	1.00%	109	5.80	631	0.00%	28.96%
2018	1.00%	113	4.50	508	0.00%	-8.35%
2017	1.00%	124	4.91	610	0.00%	28.53%
2016	1.00%	172	3.82	656	0.00%	0.00%
AB Growth and Income Class A (ALVGIA)
2020	1.00%	24,445	3.07	74,950	1.55%	1.70%
2019	1.00%	27	3.01	80	1.25%	22.68%
2018	1.00%	27	2.46	66	0.99%	-6.46%
2017	1.00%	27	2.63	71	1.45%	17.94%
2016	1.00%	27	2.23	61	0.86%	9.85%
American Century VP Balanced - Class I (ACVB)
2020	1.00%	7,432	25.28	187,885	1.18%	11.41%
2019	1.00%	8	22.69	175	1.56%	18.66%
2018	1.00%	8	19.12	151	1.42%	-4.83%
2017	1.00%	8	20.09	155	1.46%	12.80%
2016	1.00%	11	17.81	199	1.61%	5.95%
American Century VP International I (ACVI)
2020	1.00%	167,030	3.36	560,997	0.51%	24.63%
2019	1.00%	208	2.69	560	0.89%	27.14%
2018	1.00%	232	2.12	491	1.28%	-16.21%
2017	1.00%	252	2.53	636	0.89%	30.41%
2016	1.00%	291	1.94	566	1.03%	-6.73%
American Century VP Disciplined Core Value I (ACVIG)
2020	1.00%	49,915	3.22	160,939	1.77%	10.70%
2019	1.00%	65	2.91	190	2.08%	22.72%
2018	1.00%	67	2.37	159	1.92%	-7.78%
2017	1.00%	68	2.57	174	2.37%	18.98%
2016	1.00%	70	2.16	151	2.38%	12.50%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units*****	Unit Fair Value	Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Century VP Inflation Protection Class II (ACVIP2)
2020	1.00%	2,085	16.12	33,615	1.35%	8.46%
2019	1.00%	2	14.86	33	1.70%	7.82%
2018	1.00%	5	13.79	72	2.85%	-3.77%
2017	1.00%	6	14.33	79	2.57%	2.65%
2016	1.00%	6	13.96	77	1.53%	3.33%
American Century VP Large Company Value I (ACVLVI)
2020	1.00%	299	17.79	5,320	1.86%	1.60%
2019	1.00%	1	17.51	12	0.73%	26.21%
2018	1.00%	-	13.88	-	0.00%	-8.92%
2017	1.00%	-	15.24	5	1.73%	9.96%
2016	1.00%	-	13.86	4	2.16%	14.07%
American Century VP Ultra I (ACVU1)
2020	1.00%	4,308	48.01	206,818	0.00%	48.36%
2019	1.00%	3	32.36	113	0.00%	33.24%
2018	1.00%	3	24.29	64	0.24%	-0.25%
2017	1.00%	2	24.35	52	0.29%	30.91%
2016	1.00%	1	18.60	27	0.35%	3.45%
American Century VP Value I (ACVV)
2020	1.00%	173,923	5.19	902,519	2.32%	-0.03%
2019	1.00%	186	5.19	966	2.13%	25.77%
2018	1.00%	193	4.13	795	1.65%	-10.02%
2017	1.00%	202	4.59	926	1.63%	7.75%
2016	1.00%	230	4.26	979	1.72%	19.33%
Amundi Pioneer High Yield VCT Class II (PIHYB2)
2020	1.00%	832	20.59	17,129	5.16%	0.96%
2019	1.00%	1	20.39	17	4.69%	13.15%
2018	1.00%	1	18.02	23	4.47%	-4.91%
2017	1.00%	1	18.95	24	4.34%	5.93%
2016	1.00%	2	17.89	36	4.81%	12.66%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2020	1.00%	35,756	2.94	105,184	2.40%	-1.26%
2019	1.00%	30	2.98	90	2.23%	23.99%
2018	1.00%	72	2.40	173	2.16%	-9.77%
2017	1.00%	69	2.66	185	1.48%	14.16%
2016	1.00%	68	2.33	159	1.85%	18.27%
Amundi Pioneer Fund VCT Class II (PIVF2)
2020	1.00%	52,563	3.22	169,497	0.49%	22.73%
2019	1.00%	56	2.63	147	0.75%	29.73%
2018	1.00%	56	2.03	114	0.78%	-2.40%
2017	1.00%	62	2.08	128	0.92%	20.23%
2016	1.00%	90	1.73	157	1.05%	8.12%
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
2020	1.00%	1,668	22.34	37,267	1.08%	0.86%
2019	1.00%	1	22.15	24	1.06%	26.81%
2018	1.00%	1	17.47	19	0.40%	-20.30%
2017	1.00%	2	21.92	35	0.61%	11.78%
2016	1.00%	2	19.61	31	0.80%	15.08%
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
2020	1.00%	2,260	17.88	40,409	3.29%	6.31%
2019	1.00%	3	16.82	54	3.08%	8.43%
2018	1.00%	2	15.51	25	2.99%	-2.94%
2017	1.00%	2	15.98	25	3.36%	3.70%
2016	1.00%	2	15.41	23	3.26%	6.28%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units*****	Unit Fair Value	Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
BNY Mellon Stock Index (DSIF)
2020	1.00%	1,225,078	8.30	10,172,809	1.58%	16.83%
2019	1.00%	1,286	7.11	9,139	1.72%	29.88%
2018	1.00%	1,345	5.47	7,409	1.65%	-5.69%
2017	1.00%	1,424	5.80	8,322	1.70%	20.33%
2016	1.00%	1,574	4.82	7,691	2.06%	10.55%
BNY Mellon Sustainable U.S. Equity (DSRG)
2020	1.00%	421,308	6.54	2,754,649	1.07%	22.91%
2019	1.00%	437	5.32	2,324	1.48%	33.02%
2018	1.00%	500	4.00	2,000	1.81%	-5.44%
2017	1.00%	570	4.23	2,409	1.19%	14.32%
2016	1.00%	640	3.70	2,376	1.29%	9.14%
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
2020	1.00%	10,587	35.83	379,349	1.09%	9.54%
2019	1.00%	11	32.71	354	0.84%	21.00%
2018	1.00%	15	27.04	397	0.75%	-9.87%
2017	1.00%	13	30.00	402	0.70%	11.28%
2016	1.00%	11	26.96	302	0.64%	24.47%
CVP Seligman Global Technology - Class 2 (CLVGT2)
2020	1.00%	70,489	3.88	273,814	0.00%	44.35%
2019	1.00%	66	2.69	178	0.00%	53.43%
2018	1.00%	64	1.75	114	0.00%	-9.79%
2017	1.00%	93	1.94	182	0.00%	33.79%
2016	1.00%	115	1.45	169	0.00%	17.89%
Federated Hermes High Income Bond II (FHIB)
2020	1.00%	81,025	4.07	329,737	5.74%	4.54%
2019	1.00%	83	3.89	325	6.05%	13.40%
2018	1.00%	85	3.43	293	8.00%	-4.46%
2017	1.00%	89	3.59	320	6.62%	5.90%
2016	1.00%	97	3.39	328	5.97%	13.76%
Federated Hermes Kaufmann II (FVK2S)
2020	1.00%	10,748	37.64	404,580	0.00%	27.20%
2019	1.00%	11	29.59	328	0.00%	32.19%
2018	1.00%	13	22.39	290	0.00%	2.57%
2017	1.00%	10	21.83	218	0.00%	26.70%
2016	1.00%	9	17.23	160	0.00%	2.38%
Federated Hermes Managed Volatility II (FVU2)
2020	1.00%	46,711	3.27	152,734	2.52%	-0.07%
2019	1.00%	47	3.27	153	2.21%	19.03%
2018	1.00%	61	2.75	170	2.94%	-9.24%
2017	1.00%	60	3.03	184	4.23%	16.99%
2016	1.00%	124	2.59	326	4.87%	6.58%
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)
2020	1.00%	7,070	21.06	148,887	0.73%	16.04%
2019	1.00%	3	18.15	53	0.54%	45.69%
2018	1.00%	5	12.46	62	0.00%	-26.92%
2017	1.00%	7	17.05	116	0.00%	25.00%
2016	1.00%	7	13.64	89	0.00%	36.67%
Guggenheim Rydex US Government Money Market (GVRUGM)
2020	1.00%	5,098	0.95	4,833	0.08%	-0.93%
2019	1.00%	8	0.96	8	0.88%	-0.14%
2018	1.00%	10	0.96	9	0.57%	0.00%
2017	1.00%	10	0.96	10	0.00%	-1.03%
2016	1.00%	10	0.97	10	0.00%	-1.02%
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
2020	1.00%	587	0.50	292	0.00%	-38.62%
2018	1.00%	-	1.14	-	0.00%	-3.39%
2017	1.00%	-	1.18	-	0.00%	-25.32%
2016	1.00%	-	1.58	1	0.00%	-10.73%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units*****	Unit Fair Value	Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Biotechnology (RBF)
2020	1.00%	2,949	48.50	143,031	0.00%	20.11%
2019	1.00%	3	40.38	122	0.00%	23.43%
2018	1.00%	4	32.72	138	0.00%	-10.33%
2017	1.00%	9	36.49	317	0.00%	28.13%
2016	1.00%	29	28.48	825	0.00%	-20.45%
Guggenheim Rydex Banking (RBKF)
2020	1.00%	305	8.36	2,551	0.98%	-9.37%
2019	1.00%	-	9.23	3	1.32%	27.12%
2018	1.00%	3	7.26	24	0.59%	-19.96%
2017	1.00%	3	9.07	32	0.31%	11.29%
2016	1.00%	4	8.15	29	0.58%	25.97%
Guggenheim Rydex Basic Materials (RBMF)
2020	1.00%	3,980	28.09	111,816	1.29%	18.56%
2019	1.00%	5	23.70	116	0.00%	20.22%
2018	1.00%	5	19.71	107	0.56%	-18.28%
2017	1.00%	7	24.12	176	0.61%	20.24%
2016	1.00%	8	20.06	155	0.00%	29.59%
Guggenheim Rydex Consumer Products (RCPF)
2020	1.00%	4,127	31.98	131,993	0.75%	6.50%
2019	1.00%	7	30.03	202	0.92%	21.11%
2018	1.00%	7	24.79	185	0.74%	-13.02%
2017	1.00%	11	28.50	300	1.01%	10.42%
2016	1.00%	12	25.81	308	0.68%	4.37%
Guggenheim Rydex Electronics (RELF)
2020	1.00%	1,667	38.56	64,279	0.00%	54.41%
2019	1.00%	2	24.97	47	0.00%	57.70%
2018	1.00%	2	15.84	24	0.00%	-13.54%
2017	1.00%	1	18.32	15	0.00%	29.75%
2016	1.00%	-	14.12	3	0.00%	23.10%
Guggenheim Rydex Energy (RENF)
2020	1.00%	11,692	8.28	96,839	1.31%	-34.83%
2019	1.00%	16	12.71	208	0.22%	5.75%
2018	1.00%	17	12.02	210	0.47%	-26.21%
2017	1.00%	19	16.29	306	0.64%	-7.18%
2016	1.00%	22	17.55	394	0.80%	30.00%
Guggenheim Rydex Energy Services (RESF)
2020	1.00%	25,081	3.76	94,179	0.83%	-37.96%
2019	1.00%	22	6.05	133	0.00%	-1.06%
2018	1.00%	24	6.12	149	3.30%	-46.17%
2017	1.00%	40	11.37	454	0.00%	-19.42%
2016	1.00%	27	14.11	378	0.94%	21.85%
Guggenheim Rydex Financial Services (RFSF)
2020	1.00%	1,493	14.76	22,040	0.97%	-1.10%
2019	1.00%	2	14.93	24	0.86%	26.80%
2018	1.00%	2	11.77	19	0.86%	-13.20%
2017	1.00%	2	13.56	21	0.43%	14.43%
2016	1.00%	2	11.85	20	1.67%	14.71%
Guggenheim Rydex Health Care (RHCF)
2020	1.00%	3,194	39.23	125,316	0.00%	17.50%
2019	1.00%	4	33.39	125	0.00%	21.35%
2018	1.00%	4	27.52	122	0.00%	0.26%
2017	1.00%	5	27.45	146	0.00%	21.62%
2016	1.00%	11	22.57	242	0.00%	-10.58%
Guggenheim Rydex Internet (RINF)
2020	1.00%	52	60.26	3,134	0.00%	58.62%
2019	1.00%	4	37.99	168	0.00%	24.22%
2018	1.00%	4	30.59	135	0.00%	-4.17%
2017	1.00%	2	31.92	66	0.00%	32.67%
2016	1.00%	2	24.06	42	0.00%	3.39%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units*****	Unit Fair Value	Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
2020	1.00%	29	0.19	5	0.36%	-21.87%
2019	1.00%	-	0.24	-	0.00%	-14.16%
2018	1.00%	-	0.28	-	0.00%	3.70%
2017	1.00%	-	0.27	-	0.00%	-10.00%
2016	1.00%	-	0.30	-	0.00%	-3.23%
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
2020	1.00%	1,768	11.51	20,357	1.75%	-0.76%
2019	1.00%	3	11.60	33	1.11%	27.15%
2018	1.00%	3	9.12	26	0.38%	-19.86%
2017	1.00%	3	11.38	30	0.84%	27.44%
2016	1.00%	2	8.93	21	1.56%	-6.59%
Guggenheim Rydex Japan 2X Strategy (RLCJ)
2020	1.00%	834	29.49	24,599	0.74%	39.07%
2019	1.00%	4	21.21	79	1.51%	37.65%
2018	1.00%	4	15.41	68	0.00%	-23.71%
2017	1.00%	5	20.20	106	0.00%	48.86%
2016	1.00%	5	13.57	64	0.00%	7.78%
Guggenheim Rydex Leisure (RLF)
2020	1.00%	6	34.72	208	0.00%	19.81%
2019	1.00%	-	28.98	-	0.25%	27.99%
2018	1.00%	-	22.64	-	0.22%	-14.31%
2017	1.00%	-	26.42	-	0.38%	18.90%
2016	1.00%	-	22.22	-	0.33%	8.50%
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
2020	1.00%	6,188	6.66	41,224	0.85%	9.59%
2019	1.00%	10	6.08	63	0.97%	34.75%
2018	1.00%	12	4.51	55	0.25%	-20.18%
2017	1.00%	15	5.65	85	0.00%	21.24%
2016	1.00%	16	4.66	75	0.00%	28.37%
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
2020	1.00%	8,446	5.78	48,837	0.00%	18.85%
2019	1.00%	11	4.87	55	0.00%	34.02%
2018	1.00%	11	3.63	41	0.00%	-20.39%
2017	1.00%	16	4.56	72	0.00%	18.75%
2016	1.00%	12	3.84	44	0.00%	29.29%
Guggenheim Rydex Nova (RNF)
2020	1.00%	275	45.59	12,538	0.89%	18.84%
2019	1.00%	-	38.37	11	1.36%	43.60%
2018	1.00%	-	26.72	7	0.18%	-11.20%
2017	1.00%	-	30.09	8	0.05%	30.43%
2016	1.00%	-	23.07	6	0.00%	14.61%
Guggenheim Rydex NASDAQ-100 (ROF)
2020	1.00%	10,470	89.06	932,474	0.29%	43.52%
2019	1.00%	11	62.06	664	0.13%	35.50%
2018	1.00%	11	45.80	507	0.00%	-2.78%
2017	1.00%	11	47.11	535	0.00%	29.82%
2016	1.00%	11	36.29	413	0.00%	4.91%
Guggenheim Rydex Precious Metals (RPMF)
2020	1.00%	35,130	14.82	520,716	7.17%	32.96%
2019	1.00%	38	11.15	419	0.00%	50.68%
2018	1.00%	37	7.40	277	4.70%	-17.41%
2017	1.00%	38	8.96	342	4.45%	6.04%
2016	1.00%	40	8.45	340	0.00%	63.76%
Guggenheim Rydex Real Estate (RREF)
2020	1.00%	1,023	22.37	22,882	3.53%	-6.75%
2019	1.00%	1	23.99	15	1.97%	23.20%
2018	1.00%	1	19.47	18	1.02%	-8.25%
2017	1.00%	1	21.22	20	2.26%	5.57%
2016	1.00%	1	20.10	22	0.78%	9.06%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units*****	Unit Fair Value	Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Retailing (RRF)
2020	1.00%	4	39.23	157	0.00%	42.24%
2019	1.00%	-	27.58	-	0.00%	23.24%
2018	1.00%	-	22.38	-	0.00%	-4.20%
2017	1.00%	5	23.36	125	0.00%	11.72%
2016	1.00%	-	20.91	1	0.00%	-0.71%
Guggenheim Long Short Equity (RSRF)
2018	1.00%	-	1.87	-	0.00%	-13.82%
2017	1.00%	57	2.17	124	0.00%	13.61%
2016	1.00%	-	1.91	-	0.00%	0.00%
Guggenheim Rydex Technology (RTEC)
2020	1.00%	894	47.63	42,578	0.00%	47.76%
2019	1.00%	1	32.23	28	0.00%	38.36%
2018	1.00%	1	23.30	21	0.00%	-2.47%
2017	1.00%	4	23.89	97	0.00%	31.34%
2016	1.00%	1	18.19	24	0.00%	9.98%
2018	1.00%	-	11.92	-	0.00%	-6.29%
2017	1.00%	-	12.72	-	0.00%	4.78%
2016	1.00%	-	12.14	-	0.00%	16.28%
Guggenheim Rydex S&P 500 2X Strategy (RTF)
2020	1.00%	4,873	53.87	262,497	0.63%	16.92%
2019	1.00%	5	46.07	212	0.00%	60.90%
2018	1.00%	5	28.63	145	0.05%	-16.26%
2017	1.00%	6	34.19	213	0.00%	42.04%
2016	1.00%	6	24.07	155	0.00%	19.22%
Guggenheim Rydex Transportation (RTRF)
2020	1.00%	4	39.94	160	0.22%	39.23%
2019	1.00%	2	28.69	49	0.00%	21.03%
2018	1.00%	2	23.70	41	0.00%	-20.87%
2017	1.00%	2	29.95	52	0.30%	20.81%
2016	1.00%	-	24.79	4	0.00%	14.29%
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
2020	1.00%	6,281	0.09	588	0.67%	-25.77%
2019	1.00%	6	0.13	1	0.77%	-23.68%
2018	1.00%	11	0.17	2	0.00%	6.25%
2017	1.00%	11	0.16	2	0.00%	-20.00%
2016	1.00%	75	0.20	15	0.00%	-13.04%
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
2020	1.00%	13,930	2.49	34,690	0.07%	20.75%
2019	1.00%	14	2.06	29	1.19%	15.62%
2018	1.00%	14	1.78	25	1.58%	-6.32%
2017	1.00%	15	1.90	29	1.16%	8.57%
2016	1.00%	26	1.75	46	0.95%	-1.69%
Guggenheim Rydex Utilities (RUTL)
2020	1.00%	1,913	29.32	56,085	1.77%	-6.08%
2019	1.00%	2	31.21	60	0.22%	17.83%
2018	1.00%	3	26.49	72	1.51%	2.75%
2017	1.00%	4	25.78	107	2.00%	9.89%
2016	1.00%	5	23.46	114	0.72%	15.17%
Guggenheim Multi-Hedge Strategies (RVARS)
2020	1.00%	56	9.85	552	1.30%	6.32%
2019	1.00%	-	9.27	1	0.22%	3.97%
2018	1.00%	2	8.91	14	0.00%	-6.01%
2017	1.00%	2	9.48	15	0.00%	2.60%
2016	1.00%	2	9.24	14	0.10%	-1.49%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units*****	Unit Fair Value	Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Commodities Strategy (RVCMD)
2020	1.00%	5,678	1.86	10,565	0.91%	-23.49%
2019	1.00%	4	2.43	9	1.56%	14.10%
2018	1.00%	3	2.13	7	3.33%	-16.14%
2017	1.00%	4	2.54	9	0.00%	3.67%
2016	1.00%	9	2.45	21	0.00%	9.38%
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
2020	1.00%	8,582	235.37	2,019,920	0.23%	85.01%
2019	1.00%	9	127.22	1,154	0.15%	78.71%
2018	1.00%	14	71.19	1,021	0.00%	-10.22%
2017	1.00%	16	79.29	1,304	0.00%	67.81%
2016	1.00%	13	47.25	614	0.00%	8.52%
2018	1.00%	-	0.34	-	0.00%	0.00%
2017	1.00%	-	0.34	-	0.00%	-39.29%
2016	1.00%	-	0.56	-	0.00%	-30.00%
Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)
2020	1.00%	6	0.93	6	0.01%	-25.64%
2019	1.00%	-	1.26	-	0.43%	-21.10%
2018	1.00%	-	1.59	-	0.00%	9.66%
2017	1.00%	-	1.45	-	0.00%	-14.20%
2016	1.00%	-	1.69	-	0.00%	-20.28%
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)
2018	1.00%	-	1.47	1	0.00%	10.53%
2017	1.00%	-	1.33	-	0.00%	-14.74%
2016	1.00%	-	1.56	1	0.00%	-20.81%
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
2020	1.00%	6,959	38.99	271,364	0.00%	26.06%
2019	1.00%	6	30.93	180	0.00%	25.34%
2018	1.00%	5	24.68	125	0.00%	-6.59%
2017	1.00%	4	26.42	103	0.00%	23.17%
2016	1.00%	6	21.45	134	0.00%	1.56%
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
2020	1.00%	1,000	23.22	23,218	1.88%	-11.45%
2019	1.00%	1	26.22	35	0.74%	22.04%
2018	1.00%	3	21.48	59	0.97%	-14.22%
2017	1.00%	3	25.04	78	0.78%	14.76%
2016	1.00%	3	21.82	72	1.16%	16.19%
Guggenheim Rydex Dow 2X Strategy (RVLDD)
2020	1.00%	1,338	51.81	69,318	0.71%	0.72%
2019	1.00%	2	51.44	83	0.75%	46.00%
2018	1.00%	2	35.23	65	0.18%	-15.09%
2017	1.00%	4	41.49	155	0.04%	56.92%
2016	1.00%	3	26.44	69	0.00%	29.42%
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
2020	1.00%	469	37.68	17,671	0.00%	29.17%
2019	1.00%	-	29.17	14	0.00%	14.26%
2018	1.00%	-	25.53	12	0.00%	-15.69%
2017	1.00%	-	30.28	14	0.00%	17.59%
2016	1.00%	3	25.75	73	0.00%	1.70%
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
2018	1.00%	-	20.50	-	0.00%	-19.80%
2017	1.00%	-	25.56	-	0.00%	12.01%
2016	1.00%	1	22.82	13	0.00%	27.63%
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
2020	1.00%	370	32.67	12,090	0.00%	14.61%
2019	1.00%	-	28.51	11	0.00%	11.45%
2018	1.00%	-	25.58	10	0.00%	-9.93%
2017	1.00%	-	28.40	10	0.00%	14.93%
2016	1.00%	-	24.71	9	0.00%	17.50%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units*****	Unit Fair Value	Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
2018	1.00%	1	16.08	11	0.00%	-21.37%
2017	1.00%	1	20.45	14	0.00%	-1.26%
2016	1.00%	4	20.71	86	0.00%	30.42%
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
2020	1.00%	1	6.47	6	0.87%	-14.89%
2019	1.00%	-	7.61	-	0.85%	3.57%
2018	1.00%	-	7.35	-	0.00%	10.69%
2017	1.00%	-	6.64	-	0.00%	-18.43%
2016	1.00%	-	8.14	1	0.00%	5.99%
Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)
2020	1.00%	2	6.23	12	0.44%	8.60%
2019	1.00%	-	5.74	-	0.87%	-5.79%
2018	1.00%	-	6.09	-	0.00%	-12.63%
2017	1.00%	-	6.97	-	0.00%	18.14%
2016	1.00%	-	5.90	-	0.00%	-9.51%
Invesco V.I. Value Opportunities II (AVBV2)
2019	1.00%	1	2.34	3	0.00%	28.83%
2018	1.00%	1	1.82	3	0.00%	-20.18%
2017	1.00%	1	2.28	3	0.02%	16.33%
2016	1.00%	1	1.96	3	0.08%	16.67%
Invesco V.I. Core Equity I (AVGI)
2020	1.00%	3,476	25.01	86,930	1.78%	12.72%
2019	1.00%	3	22.19	56	0.93%	27.68%
2018	1.00%	3	17.38	50	0.90%	-10.27%
2017	1.00%	3	19.37	62	1.05%	12.03%
2016	1.00%	3	17.29	55	0.45%	9.15%
Invesco V.I. High Yield I (AVHY1)
2020	1.00%	2,573	22.83	58,730	6.01%	2.29%
2019	1.00%	3	22.31	64	5.83%	12.38%
2018	1.00%	3	19.86	101	5.00%	-4.29%
2017	1.00%	3	20.75	110	4.09%	5.22%
2016	1.00%	3	19.72	122	6.95%	10.11%
Invesco V.I. Diversified Dividend I (IVDDI)
2020	1.00%	6,271	21.65	135,781	3.25%	-0.85%
2019	1.00%	9	21.84	189	2.90%	23.85%
2018	1.00%	11	17.63	202	2.44%	-8.51%
2017	1.00%	11	19.27	211	1.60%	7.47%
2016	1.00%	15	17.93	265	1.38%	13.70%
Invesco V.I. Government Money Market I (IVGMMI)
2020	1.00%	152,698	9.59	1,463,732	0.28%	-0.71%
2019	1.00%	149	9.65	1,438	1.90%	0.88%
2018	1.00%	181	9.57	1,737	1.54%	0.53%
2017	1.00%	194	9.52	1,856	0.55%	-0.42%
2016	1.00%	227	9.56	2,182	0.09%	-0.93%
Invesco V.I. Health Care I (IVHS)
2020	1.00%	18,696	3.68	68,810	0.26%	13.32%
2019	1.00%	28	3.25	92	0.04%	31.19%
2018	1.00%	32	2.48	80	0.00%	0.00%
2017	1.00%	36	2.48	89	0.38%	14.81%
2016	1.00%	43	2.16	94	0.00%	-12.55%
Invesco V.I. Mid Cap Core Equity II (IVMCC2)
2020	1.00%	7,830	3.38	26,473	0.50%	7.86%
2019	1.00%	8	3.13	25	0.22%	23.79%
2018	1.00%	8	2.53	20	0.11%	-12.46%
2017	1.00%	8	2.89	23	0.32%	13.33%
2016	1.00%	8	2.55	20	0.00%	11.84%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units*****	Unit Fair Value	Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco V.I. Global Real Estate I (IVRE)
2020	1.00%	160,505	3.61	579,436	4.28%	-13.19%
2019	1.00%	234	4.16	974	4.67%	21.78%
2018	1.00%	258	3.41	881	3.81%	-7.34%
2017	1.00%	260	3.68	955	3.18%	12.20%
2016	1.00%	272	3.28	894	1.56%	0.92%
Invesco V.I. Technology I (IVT)
2020	1.00%	98,033	2.60	254,527	0.00%	44.66%
2019	1.00%	101	1.79	182	0.00%	34.53%
2018	1.00%	100	1.33	134	0.00%	-1.48%
2017	1.00%	9	1.35	12	0.00%	33.66%
2016	1.00%	8	1.01	8	0.00%	-1.94%
Janus Henderson Balanced - Inst (JABIN)
2020	1.00%	36,227	27.82	1,007,736	1.85%	13.17%
2019	1.00%	35	24.58	865	1.98%	21.37%
2018	1.00%	31	20.25	619	2.14%	-0.34%
2017	1.00%	31	20.32	630	1.61%	17.25%
2016	1.00%	38	17.33	662	2.25%	3.59%
Janus Henderson Enterprise - Inst (JAEI)
2020	1.00%	568,916	11.66	6,633,633	0.07%	18.29%
2019	1.00%	660	9.86	6,505	0.20%	34.14%
2018	1.00%	777	7.35	5,710	0.24%	-1.34%
2017	1.00%	790	7.45	5,889	0.62%	26.06%
2016	1.00%	902	5.91	5,333	0.79%	11.30%
Janus Henderson Forty - Inst (JAFRIN)
2020	1.00%	12,386	46.90	580,915	0.28%	38.01%
2019	1.00%	13	33.98	446	0.16%	35.80%
2018	1.00%	11	25.02	283	0.00%	0.93%
2017	1.00%	14	24.79	338	0.00%	29.05%
2016	1.00%	5	19.21	90	0.89%	1.16%
Janus Henderson Global Research - Inst (JAGRIN)
2020	1.00%	992,994	6.33	6,282,446	0.73%	18.87%
2019	1.00%	1,063	5.32	5,656	1.00%	27.76%
2018	1.00%	1,103	4.17	4,610	1.12%	-7.74%
2017	1.00%	1,198	4.52	5,437	0.82%	25.91%
2016	1.00%	1,303	3.59	4,716	1.09%	0.84%
Janus Henderson Overseas - Inst (JAIG)
2020	1.00%	227,646	4.28	973,822	1.32%	15.14%
2019	1.00%	269	3.72	998	1.93%	25.75%
2018	1.00%	279	2.95	823	1.76%	-15.95%
2017	1.00%	275	3.51	965	1.67%	30.00%
2016	1.00%	288	2.70	778	5.09%	-7.53%
Janus Henderson Research - Inst (JARIN)
2020	1.00%	721,447	8.33	6,008,482	0.41%	31.63%
2019	1.00%	763	6.33	4,825	0.46%	34.17%
2018	1.00%	818	4.72	3,880	0.54%	-3.48%
2017	1.00%	895	4.89	4,399	0.39%	26.68%
2016	1.00%	979	3.86	3,804	0.54%	-0.52%
Janus Henderson Mid Cap Value - Inst (JMCVIN)
2020	1.00%	2,754	21.11	58,126	1.13%	-1.91%
2019	1.00%	4	21.52	86	1.13%	29.05%
2018	1.00%	4	16.67	69	0.98%	-14.51%
2017	1.00%	6	19.50	111	0.78%	12.78%
2016	1.00%	6	17.29	99	1.05%	17.86%
Lazard Retirement Emerging Markets Equity (LZREMS)
2020	1.00%	12,742	31.13	396,673	2.66%	-2.26%
2019	1.00%	13	31.85	406	0.90%	16.97%
2018	1.00%	14	27.23	375	1.75%	-19.37%
2017	1.00%	15	33.77	515	1.74%	26.53%
2016	1.00%	19	26.69	497	1.06%	19.58%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units*****	Unit Fair Value	Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Lazard Retirement International Equity (LZRIES)
2020	1.00%	5,240	20.65	108,186	2.46%	7.16%
2019	1.00%	4	19.27	72	0.35%	19.80%
2018	1.00%	4	16.08	60	1.58%	-14.79%
2017	1.00%	4	18.87	71	2.49%	21.12%
2016	1.00%	4	15.58	64	1.27%	-5.23%
Lazard Retirement US Small-Mid Cap Equity (LZRUSM)
2020	1.00%	111,094	4.23	469,755	0.19%	5.70%
2019	1.00%	114	4.00	455	0.00%	28.63%
2018	1.00%	136	3.11	424	0.02%	-14.09%
2017	1.00%	134	3.62	484	0.37%	12.77%
2016	1.00%	146	3.21	469	0.00%	14.64%
LMCBV Aggressive Growth I (LPVCAI)
2020	1.00%	513	28.57	14,655	0.83%	16.84%
2019	1.00%	1	24.45	13	0.60%	23.83%
2018	1.00%	2	19.74	32	0.48%	-9.28%
2017	1.00%	2	21.76	46	0.45%	15.13%
2016	1.00%	3	18.90	49	0.59%	0.21%
LMCBV Dividend Strategy I (LPVCII)
2020	1.00%	1,639	24.63	40,374	1.45%	6.60%
2019	1.00%	2	23.11	43	1.68%	30.28%
2018	1.00%	2	17.74	28	1.61%	-5.79%
2017	1.00%	2	18.83	29	1.56%	17.98%
2016	1.00%	1	15.96	23	1.23%	13.84%
LMCBV Large Cap Growth I (LVCLGI)
2020	1.00%	4,457	41.24	183,817	0.02%	29.44%
2019	1.00%	4	31.86	123	0.36%	30.85%
2018	1.00%	4	24.35	95	0.32%	-0.98%
2017	1.00%	3	24.59	85	0.26%	24.51%
2016	1.00%	3	19.75	58	0.58%	6.30%
LMWAV Global High Yield Bond I (SBVHY)
2020	1.00%	2,422	21.96	53,176	4.21%	6.25%
2019	1.00%	2	20.66	47	5.50%	13.25%
2018	1.00%	2	18.25	40	5.41%	-4.85%
2017	1.00%	2	19.18	39	6.08%	7.57%
2016	1.00%	2	17.83	29	6.74%	14.44%
Lord Abbett Dividend Growth (LOVCDG)
2020	1.00%	91,493	4.63	423,709	1.15%	14.27%
2019	1.00%	92	4.05	375	1.60%	25.19%
2018	1.00%	94	3.24	303	1.88%	-5.54%
2017	1.00%	91	3.43	311	1.66%	17.87%
2016	1.00%	118	2.91	344	1.73%	14.12%
Lord Abbett Growth and Income (LOVGI)
2020	1.00%	140,900	3.15	443,217	1.48%	1.68%
2019	1.00%	185	3.09	572	1.67%	21.27%
2018	1.00%	260	2.55	664	1.40%	-9.25%
2017	1.00%	265	2.81	744	1.35%	12.40%
2016	1.00%	275	2.50	688	1.42%	15.74%
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
2020	1.00%	2,943	4.29	12,624	0.00%	38.59%
2019	1.00%	3	3.10	9	0.00%	31.43%
2018	1.00%	12	2.35	29	0.00%	-7.48%
2017	1.00%	12	2.54	31	0.00%	23.90%
2016	1.00%	12	2.05	25	0.00%	3.54%
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
2020	1.00%	12,859	3.51	45,104	1.30%	-3.59%
2019	1.00%	10	3.64	37	0.53%	15.58%
2018	1.00%	11	3.15	36	0.84%	-16.00%
2017	1.00%	8	3.75	29	0.62%	15.38%
2016	1.00%	13	3.25	42	0.67%	15.25%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units*****	Unit Fair Value	Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
2020	1.00%	12,359	37.04	457,743	0.61%	18.37%
2019	1.00%	13	31.29	420	0.60%	24.63%
2018	1.00%	1	25.10	20	0.48%	-6.69%
2017	1.00%	1	26.90	22	0.53%	17.26%
2016	1.00%	1	22.94	19	0.72%	8.77%
Neuberger Berman AMT Short Duration Bond (AMTB)
2020	1.00%	139,953	1.50	209,579	2.36%	2.43%
2019	1.00%	141	1.46	206	1.99%	2.65%
2018	1.00%	142	1.42	202	1.57%	0.00%
2017	1.00%	142	1.42	203	1.46%	-0.70%
2016	1.00%	139	1.43	198	1.24%	0.70%
Ntrn Lts Power Dividend Index (NOVPDI)
2020	1.00%	230,248	12.03	2,770,977	5.51%	-8.18%
2019	1.00%	260	13.11	3,408	1.42%	-3.81%
2018	1.00%	285	13.63	3,952	1.79%	-8.89%
2017	1.00%	310	14.96	4,725	1.44%	9.76%
2016	1.00%	343	13.63	4,788	0.94%	-0.29%
Ntrn Lts Power Momentum (NOVPM)
2020	0.79%	2,669,974	18.00	48,069,205	0.18%	-1.98%
2019	0.79%	2,960	18.37	54,367	0.76%	7.02%
2018	0.79%	3,243	17.16	56,026	0.31%	-3.43%
2017	0.79%	3,444	17.77	61,676	1.29%	19.99%
2016	0.79%	3,896	14.81	58,292	0.28%	4.52%
PIMCO VIT All Asset - Admin (PMVAAA)
2020	1.00%	1,527	17.87	27,284	4.97%	6.94%
2019	1.00%	2	16.71	29	2.90%	10.78%
2018	1.00%	2	15.08	32	3.26%	-6.39%
2017	1.00%	2	16.11	32	4.57%	12.42%
2016	1.00%	2	14.33	34	2.70%	11.87%
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2020	1.00%	1,791	20.80	37,252	4.59%	5.64%
2019	1.00%	2	19.69	35	4.42%	13.63%
2018	1.00%	2	17.33	31	4.14%	-5.66%
2017	1.00%	2	18.37	32	5.09%	8.76%
2016	1.00%	3	16.89	47	5.27%	12.23%
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)
2020	1.00%	249	18.93	4,715	5.95%	4.51%
2019	1.00%	-	18.12	5	1.82%	5.94%
2018	1.00%	1	17.10	11	1.32%	1.06%
2017	1.00%	1	16.92	10	2.66%	1.74%
2016	1.00%	1	16.63	21	1.45%	5.45%
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
2020	1.00%	2,015	16.43	33,108	2.44%	9.02%
2019	1.00%	2	15.07	29	2.46%	5.07%
2018	1.00%	1	14.34	21	4.33%	-5.16%
2017	1.00%	3	15.12	49	2.03%	7.54%
2016	1.00%	3	14.06	42	1.51%	3.00%
PIMCO VIT High Yield - Admin (PMVHYA)
2020	1.00%	4,561	20.96	95,618	4.83%	4.69%
2019	1.00%	5	20.02	90	4.89%	13.58%
2018	1.00%	2	17.63	37	5.09%	-3.61%
2017	1.00%	3	18.29	63	4.88%	5.54%
2016	1.00%	3	17.33	55	5.23%	11.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units*****	Unit Fair Value	Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO VIT Low Duration - Admin (PMVLDA)
2020	1.00%	6,414	13.30	85,277	1.20%	1.97%
2019	1.00%	7	13.04	94	2.77%	2.99%
2018	1.00%	7	12.66	91	1.89%	-0.63%
2017	1.00%	9	12.74	115	1.34%	0.31%
2016	1.00%	8	12.70	104	1.50%	0.40%
PIMCO VIT Long Term US Government - Admin (PMVLGA)
2020	1.00%	10,275	23.99	246,534	1.67%	16.22%
2019	1.00%	8	20.64	173	2.06%	12.19%
2018	1.00%	8	18.40	155	2.40%	-3.36%
2017	1.00%	7	19.04	131	2.17%	7.88%
2016	1.00%	9	17.65	155	1.97%	-0.34%
PIMCO VIT Real Return - Admin (PMVRRA)
2020	1.00%	273,050	1.87	511,252	1.43%	10.60%
2019	1.00%	287	1.69	487	1.67%	7.36%
2018	1.00%	301	1.58	475	2.46%	-3.07%
2017	1.00%	282	1.63	459	2.34%	2.52%
2016	1.00%	343	1.59	544	2.23%	4.61%
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
2020	1.00%	2	5.82	12	6.43%	0.34%
2019	1.00%	-	5.80	-	1.95%	10.32%
2018	1.00%	2	5.26	9	2.09%	-14.89%
2017	1.00%	2	6.18	13	11.23%	1.15%
2016	1.00%	2	6.11	13	1.00%	13.99%
PIMCO VIT Total Return - Admin (PMVTRA)
2020	1.00%	294,562	1.97	580,885	2.19%	7.57%
2019	1.00%	552	1.83	1,012	2.96%	7.28%
2018	1.00%	296	1.71	506	2.55%	-1.72%
2017	1.00%	295	1.74	512	2.03%	4.19%
2016	1.00%	408	1.67	682	2.08%	1.83%
PIMCO VIT Short-Term - Admin (PVSTA)
2020	1.00%	5,534	12.40	68,644	1.25%	1.22%
2019	1.00%	5	12.25	67	2.38%	1.77%
2018	1.00%	2	12.04	24	2.17%	0.50%
2017	1.00%	2	11.98	23	1.70%	1.44%
2016	1.00%	2	11.81	23	1.57%	1.29%
Royce Micro-Cap (ROCMC)
2020	1.00%	76,617	3.81	291,831	0.00%	22.56%
2019	1.00%	74	3.11	230	0.00%	18.36%
2018	1.00%	82	2.63	215	0.00%	-9.93%
2017	1.00%	86	2.92	251	0.64%	4.29%
2016	1.00%	101	2.80	282	0.66%	18.64%
Royce Small-Cap (ROCSC)
2020	1.00%	62,652	3.69	230,934	0.80%	-8.08%
2019	1.00%	92	4.01	368	0.68%	17.49%
2018	1.00%	90	3.41	307	0.72%	-9.31%
2017	1.00%	104	3.76	393	0.95%	4.16%
2016	1.00%	104	3.61	375	1.84%	19.93%
Third Avenue FFI Strategies Portfolio (TAVV)
2020	1.00%	122,043	2.08	253,682	2.48%	-3.37%
2019	1.00%	155	2.15	333	0.26%	11.34%
2018	1.00%	173	1.93	335	1.86%	-21.22%
2017	1.00%	179	2.45	440	0.86%	12.39%
2016	1.00%	215	2.18	468	0.75%	11.22%
VanEck Emerging Markets Bond (VWBF)
2020	1.00%	7,517	2.20	16,533	7.36%	7.84%
2019	1.00%	7	2.04	15	0.39%	11.50%
2018	1.00%	10	1.83	19	7.32%	-7.11%
2017	1.00%	12	1.97	24	2.60%	11.30%
2016	1.00%	16	1.77	28	0.00%	5.36%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units*****	Unit Fair Value	Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
VanEck VIP Emerging Markets (VWEM)
2020	1.00%	128,446	3.60	462,267	2.04%	16.08%
2019	1.00%	138	3.10	428	0.45%	29.30%
2018	1.00%	141	2.40	338	0.30%	-24.29%
2017	1.00%	156	3.17	495	0.38%	49.53%
2016	1.00%	120	2.12	253	0.46%	-0.93%
VanEck VIP Global Hard Assets Initial Cl (VWHA)
2020	1.00%	37,207	2.97	110,519	0.95%	17.93%
2019	1.00%	36	2.52	92	0.00%	10.76%
2018	1.00%	46	2.27	106	0.00%	-29.06%
2017	1.00%	66	3.20	211	0.00%	-2.74%
2016	1.00%	75	3.29	247	0.40%	42.42%
Wells Fargo VT Discovery (SVDF)
2020	1.00%	13,600	71.43	971,457	0.00%	61.03%
2019	1.00%	17	44.36	768	0.00%	37.64%
2018	1.00%	20	32.23	632	0.00%	-7.99%
2017	1.00%	23	35.03	811	0.00%	27.85%
2016	1.00%	24	27.40	648	0.00%	6.57%
Wells Fargo VT Opportunity (SVOF)
2020	1.00%	110,982	7.87	873,114	0.46%	19.80%
2019	1.00%	158	6.57	1,039	0.30%	30.16%
2018	1.00%	207	5.05	1,045	0.19%	-8.01%
2017	1.00%	216	5.49	1,187	0.69%	19.35%
2016	1.00%	226	4.60	1,041	2.06%	11.11%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Units and Contract Owners’ Equity is presented rounded in (000’s) for the years 2016 – 2019 and is presented unrounded for 2020, as applicable.